        As filed with the Securities and Exchange Commission on October 14, 2003

                                               File Nos. 811-21445 and _________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]
         Pre-Effective Amendment No.______                                [ ]
         Post-Effective Amendment No.______                               [ ]

                         AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]
         Amendment No._______

                             FIRST FIDCUCIARY TRUST
               (Exact Name of Registrant as Specified in Charter)

                              442 West 47th Street
                             Kansas City , MO 64112
               (Address of Principal Executive Offices) (Zip Code)

                                 (816)-329-1500
              (Registrant's Telephone Numbers, Including Area Code)

                            Bradley A. Bergman, Esq.
                              442 West 47th Street
                             Kansas City , MO 64112
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Michael P. O'Hare, Esq.
                      Stradley Ronon Stevens and Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]             immediately upon filing pursuant to paragraph (b).
[   ]             on (date) pursuant to paragraph (b).
[   ]             60 days after filing pursuant to paragraph (a)(1).
[   ]             on (date) pursuant to paragraph (a)(1).
[   ]             75 days after filing pursuant to paragraph (a)(2).
[   ]             on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[   ]             This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant  hereby amends this  registration  statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further  amendment  which  specifically  states  that  this  registration statement shall  thereafter  become effective in accordance with Section 8(a) of the  Securities  Act of 1933 or until the  registration  statement  shall become effective on such date as the Commission,  acting pursuant to said Section 8(a), may determine.

FIRST FIDUCIARY TRUST
Prospectus
[                                  ], 2003

FIRST FIDUCIARY TRUST GROWTH FUND

FIRST FIDUCIARY TRUST CORE VALUE FUND

FIRST FIDUCIARY TRUST INTERMEDIATE FIXED INCOME FUND

Each a series of First Fiduciary Trust

Investment Advisers

Financial Counselors, Inc.
Eveans Bash Klein, Inc.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

OVERVIEW
The First Fiduciary Trust (the "Trust") is a registered  investment company that is made up of separate  no-load mutual funds (each, a "Fund" and,  collectively, the "Funds")  designed to serve as investment  options for trust company clients and other  investors.  The Funds are managed by Financial  Counselors,  Inc. and
Eveans Bash Klein, Inc., which are affiliates of The Midwest Trust Company.  The following three Funds are currently available for investment:

The First  Fiduciary  Trust  Growth  Fund  seeks to  provide  long-term  capital appreciation.  The Fund typically  invests in a diversified  portfolio of equity securities of companies  that are selected  using a  growth-oriented  investment philosophy.  The Fund is intended to serve as the growth-oriented equity portion of an investor's overall investment plan.

The First  Fiduciary  Trust Core Value Fund seeks to provide  long-term  capital appreciation.  The Fund  typically  invests in a  diversified  portfolio of U.S.
companies  that  are  selected  using  a  research-driven   and   value-oriented
investment  philosophy.  The Fund is  intended  to  serve as the  value-oriented equity portion of an investor's overall investment plan.

The First Fiduciary Trust Intermediate Fixed Income Fund seeks maximum long-term total return,  consistent with reasonable risk. The Fund typically  invests in a diversified  portfolio  of  intermediate-term,  investment  grade  fixed  income securities  that are  selected  to  serve  as the  fixed  income  portion  of an investor's overall investment plan.

    Although each Fund will strive to achieve its investment objective, there is no assurance that it will.

                                       1

THE FIRST FIDUCIARY TRUST GROWTH FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The First  Fiduciary  Trust  Growth  Fund  seeks to  provide  long-term  capital appreciation.

Principal Investment Strategies

Using a distinctive security selection process employed by the Fund's investment adviser,  the Fund  invests  primarily  in a  diversified  portfolio  of  equity securities of selected companies that the adviser believes has the potential for capital appreciation.  The Fund is a growth-oriented  mutual fund and invests in companies  that the adviser  determines to be the most  attractive  within their
respective   industries   and  whose   earnings  are  expected  to  grow  at  an
above-average rate relative to the market.

The adviser uses a mix of  "bottom-up"  and  "top-down"  management  styles when selecting  investments for the Fund's portfolio.  Relying on a team of portfolio managers,  the Fund's  adviser  uses both  styles  synergistically  to  identify investment opportunities for the Fund.

The adviser employs a bottom-up, proprietary, research-driven analytical process for selecting  investments for the Fund.  Beginning with a global stock universe of over 6,000 equity  securities,  the adviser  screens the securities  based on certain  criteria,  such as positive  financial  characteristics  and liquidity.
Based  on  the  initial  screening  process,  the  adviser  identifies  selected securities  that are  evaluated  for  positive  fundamental  momentum and return opportunity.  Based on this evaluation,  the adviser then researches  individual companies  using  quantitative  fundamental  investment  analytics to evaluate a company's growth  characteristics.  In so doing, the Fund's adviser  evaluates a company for certain quantitative factors, including:

o        Earnings growth greater than consensus expectations
o        Stability of earnings growth and rising earnings estimates
o        High cash flow return on investment ("CFROI"(R))
o        Forecasted CFROI(R)greater than market-implied CFROI(R)
o        Expanding margins and accelerating organic growth
o        Price and earnings momentum
o        Attractive valuation

In evaluating  individual  companies,  the adviser also  evaluates a company for
certain   qualitative  factors  the  adviser  believes  indicate  strong  growth potential.  Some of the qualitative  factors include industry  growth,  industry
leadership,   innovative  and  adaptive  management,   entrepreneurial  culture,
strategic partnerships, global ambition, niche market and new products.

In addition,  using a top-down approach,  the adviser evaluates overall economic and market conditions to identify certain market segments, sectors or industries that the adviser  believes  have the  potential  to  outperform  the market as a whole. Based on this analysis,  the adviser establishes a recommended  weighting for each of the Standard & Poor's  Economic  Sectors of the market.  Because the
Fund is  growth-oriented,  the  Fund,  from time to time,  may have  significant positions  in  particular  sectors  such as  technology,  telecommunications  or healthcare.  However,  the adviser does not intend to  concentrate in any single market sector or industry.

                                       2

The  Fund may sell  holdings  that the  adviser  believes  have  reduced  growth potential,  have  underperformed  the market or economic sector,  exceeded their fair  market  value,  become  too  large a  position,  experienced  a change  in fundamentals  or are subject to other  factors that may  contribute  to relative under performance.  Generally, as a risk management technique,  the adviser will reduce a stock  position  when it  becomes  relatively  oversized  in the Fund's portfolio.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in equity  securities.  Equity  securities  include  common  stocks,  securities
convertible   into   common   stocks  and   securities   having   common   stock
characteristics  or other derivative  instruments whose value is based on common stocks, such as rights,  warrants or options to purchase common stock, preferred stock,  convertible preferred stock,  convertible bonds, convertible debentures, convertible notes,  depository receipts,  futures contracts and swaps.  Although achieving  current income is not an investment  objective of the Fund, the First
Fiduciary  Trust Growth  Fund's  equity  investments  may generate some dividend income,  as many of the larger  companies  selected  for  investment  pay income dividends.  Such  dividends  may generate  taxable  income for investors and you should consult with your tax adviser before making an investment.

The Fund may invest in companies of all capitalizations that operate in the U.S.
or globally  with shares  traded on U.S.  stock  exchanges.  The Fund expects to invest primarily in large capitalization  companies. The Fund is also authorized to  invest  up to 20%  of its  assets  in  foreign  companies,  and  makes  such investments  through  sponsored or unsponsored  American or European  Depository
Receipts (ADRs or EDRs) traded on U.S. stock exchanges.  Depository receipts are typically  issued by a U.S.  bank or trust  company that  evidence  ownership of underlying  securities issued by a foreign company.  The Fund may also invest in other investment companies and in exchange-traded funds (ETFs).

The Fund may  invest in certain  derivative  investments,  such as  options  and futures,  but generally  intends to do so for hedging purposes only. In order to increase  returns,  the Fund may write covered call  options,  in which the Fund holds a long  position  in  security  combined  with a short  position in a call option on the same underlying security.  In addition,  the Fund may invest up to
15% of its assets in certain illiquid securities. In general, the Fund considers a security to be illiquid if the  security  does not have a ready market and the
Fund  believes  that it cannot sell the security in seven days at  approximately the price at which the Fund has valued the security.

The Fund may also invest in  short-term,  high quality money market  instruments such  as  short-term  obligations  of  the  U.S.  government,  its  agencies  or instrumentalities,  bank obligations, commercial paper, repurchase agreements or money market mutual funds. In response to extreme or adverse  market,  economic, political, or other conditions,  the Fund may invest up to 100% of its assets in such short-term  instruments for temporary or defensive purposes. In such cases, the Fund may not be able to achieve its investment objective.

Principal Risks

As with all mutual  funds,  there is the risk that you could lose money  through your  investment  in the  Fund.  Although  the  Fund  will  strive  to meet  its objective,  there is no assurance that it will.  The principal  risks that could adversely affect the value of your investment in the Fund include the following:

o    Stock  Market Risk.  Stock  markets can be  volatile.  In other words,  the prices of stocks  can rise or fall  rapidly  in  response  to  developments affecting  a  specific  company  or  industry,  or  to  changing  economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform  poorly.  There is also a risk that the Fund's investments will  underperform  either the securities  markets generally or particular segments of the securities markets.

                                       3

o    Industry  or  Sector  Risk.   Although  the  adviser  does  not  expect  to
     concentrate  the Fund's  investments in any particular  industry or sector, the Fund may allocate more of the Fund's investments to particular segments of the market. A particular  industry or market sector can be more volatile or  underperform  relative to the market as a whole. To the extent that the
     Fund has significant  holdings  within in a particular  industry or sector, the Fund is  subject to an  increase  risk that its  investments  in such a particular industry or sector may decline because of changing  expectations for the performance of that industry or sector.

o    Company Specific Risk. Common stock prices are subject to market,  economic and business risks that will cause their prices to fluctuate over time. The value of  individual  stocks may decrease in response to company  financial prospects  or changing  expectations  for the  performance  of the company.
     While common stocks have  historically  been a leading  choice of long-term investors, stock prices may decline over short or even extended periods.

o    Small  Capitalization  Risk.  Securities  of smaller  companies  tend to be subject to more abrupt and  erratic  price  movements  than  securities  of larger  companies,  in part because they may have  limited  product  lines, markets, or financial resources. Market capitalization,  which is the total market value of a company's  outstanding  stock,  is often used to classify companies  based on size.  To the  extent  that the First  Fiduciary  Trust
     Growth  Fund  invests in  small-capitalization  companies,  the Fund may be subject to the higher  degrees of risk relative to the other capital growth funds that do not invest in such companies.

o    Foreign  Investing.  Investing in foreign  companies may involve more risks than  investing in U.S.  companies.  These risks can increase the potential for  losses  in the Fund and may  include,  among  others,  currency  risks
     (fluctuations  in  currency  exchange  rates  and the new  euro  currency), country risks (political,  diplomatic,  regional conflicts, terrorism, war, social and economic  instability,  currency  devaluations and policies that have the  effect of  limiting  or  restricting  foreign  investment  or the
     movement  of  assets),   different  trading   practices,   less  government
     supervision,  less publicly available information,  limited trading markets and greater volatility.

Suitability

The Fund may be a suitable investment for:
o        Long-term investors seeking a growth investment strategy
o        Investors willing to accept price fluctuations in their investments
o        Investors willing to accept risks associated with equity investments

The Fund may not be appropriate for:
o        Investors pursuing a short-term goal
o        Investors who need regular income

                                       4

Performance of the First Fiduciary Trust Growth Fund

Because the First Fiduciary Trust Growth Fund has recently commenced operations, there is no performance  information  available at this time. The Fund commenced operations  on [ ],  2003.  In  the  future,  performance  information  will  be presented in this section.  Also,  shareholder reports containing  financial and performance information for will be mailed to shareholders semi-annually.

Fees and Expenses of the First Fiduciary Trust Growth Fund

As an investor,  you pay certain fees and expenses if you buy and hold shares of the First Fiduciary Trust Growth Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

                        First Fiduciary Trust Growth Fund

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases                         None
Maximum deferred sales charge (load)                                     None
Redemption Fee (as a percentage of amount redeemed) (1)                  1.00%

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Advisory Fees                                                            0.60%
Distribution and/or Service (12b-1) Fees (2)                             0.25%
Other Expenses (3)                                                       0.23%
Total Annual Fund Operating Expenses                                     1.08%
     Less Expense Reimbursement                                         (0.00%)
Net Annual Fund Operating Expenses (4)                                   1.25%

(1) You will be charged a redemption fee equal to 1.00% of the net amount of the redemption  if you redeem your Fund shares less than 60 calendar  days after you purchase them.

(2) The Fund's adviser has instructed the Distributor  (defined below) to ensure that the Fund does not pay any  Distribution  or Service  (12b-1) fees under the
Fund's Rule 12b-1 Plan, in order to help limit overall expenses.  This voluntary arrangement can be discontinued at any time. With this voluntary  arrangement in place  (along with the  contractual  expense  limitation  arrangement  described herein), Net Annual Fund Operating Expenses are expected to be 0.83%.

(3) These  expenses,  which  include  custodian,  transfer  agency,  shareholder servicing and other customary Fund expenses,  are based on estimated amounts for the Fund's current fiscal year.

(4) The Fund has entered into an Investment  Advisory Agreement with the adviser dated [ ], 2003, which provides for an annual  investment  advisory fee of 0.60%
of average  annual net assets of the Fund.  The adviser has also entered into an
Expense  Limitation  Agreement  dated [ ],  2003 with the Fund  under  which the adviser  has  agreed to waive its fees  and/or  absorb  expenses  to the  extent necessary so that the Net Annual Fund Operating  Expenses will not exceed 1.25%.
The Expense  Limitation  Agreement is in effect for an initial  period ending on
January 31, 2005.  Thereafter,  the agreement may be discontinued or renewed. To the extent that the adviser waives its investment  advisory fees and/or pays for
Fund expenses  under the Expense  Limitation  Agreement,  the adviser may recoup such waived fees and expense  payments  from the Fund if overall  expenses  fall below the  specified  limits  within three years of when the adviser  waived its advisory fees or paid the Fund's expenses.

Example

This  Example is intended to help you compare the cost of investing in the First
Fiduciary Trust Growth Fund with the cost of investing in other mutual funds.

                                       5

The Example  assumes that you invest $10,000 in the First Fiduciary Trust Growth
Fund for the time  periods  indicated  and then redeem all of your shares at the end of these  periods.  The Example also assumes that your  investment  has a 5%
rate of return  each  year and that the  First  Fiduciary  Trust  Growth  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year      3 Years
     $110        $343

THE FIRST FIDUCIARY TRUST CORE VALUE FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The First Fiduciary Trust Core Value Fund seeks to provide capital  appreciation with current income, sometimes referred to as "total return."

Principal Investment Strategies

The   Fund   invests    primarily   in   equity    securities   of   small-   to
large-capitalization  U.S.  companies that the Fund's investment adviser selects using a quantitative, research-driven, value-oriented investment strategy. Using a  "bottom-up"  approach,  the  adviser  looks  for  securities  of  undervalued companies.  Such  companies  may  be  characterized  by  short-term  fundamental
disappointments   that,   from  the  adviser's   perspective,   offer  long-term
opportunity.  Because the Fund is  value-oriented,  the Fund, from time to time, may have significant  positions in particular sectors such as financial services or energy.  However,  the adviser does not intend to  concentrate  in any single market sector or industry.

The adviser directs a team of analysts and employs a proprietary, quantitatively driven approach in its security selection process. Beginning with a global stock universe of over 6,000 equity  securities,  the adviser  screens the  securities based on certain criteria,  such as positive financials and liquidity.  Based on the initial screening process,  the adviser identifies  selected securities that are evaluated for value and appreciation opportunity.  Based on this evaluation, the adviser then researches  individual companies using quantitative  investment analytics to evaluate a company's fundamentals.

o    Unsustainable  low  valuation  derived from analysis of cash flow return on investment ("CFROI"(R))

o    Improving CFROI(R)

o    Strong free cash flow to support  capital  spending,  share buybacks and/or dividend growth

o    Securities that are priced low relative to the market, a company's  history or earnings growth

o    Attractive valuation based on price/sales ratios

o    Strong balance sheet fundamentals

The adviser also evaluates  companies  using certain  qualitative  criteria that indicate  value.  The  qualitative  criteria  that the adviser  uses to evaluate potential investments include:

                                       6

o        Attractive dividend yield
o        Attractive dividend yield growth potential
o        Cost reduction and productivity initiatives
o        Company share buybacks coordinated with dividend policy
o        Strategic acquisitions
o        Beneficiary of regulatory, technological or industry change
o        Positive management compensation incentive and ownership
o        Unrecognized operational strengths and valuable intangibles (e.g., franchises or distribution networks) not reflected in a company's stock price
o        Underused or understated assets

As with most  value-oriented  mutual funds,  the Fund generally seeks to buy and hold stocks for the long term, but will sell holdings that the adviser  believes have  exceeded  their  intrinsic  market  value,  become  too large a  position, experienced  a change in  fundamentals  or are subject to other factors that may contribute to relative under performance.

Under normal  circumstances,  the Fund invests at least 80% of its net assets in
equity  securities.   Equity  securities   include  common  stocks,   securities
convertible   into   common   stocks  and   securities   having   common   stock
characteristics  or other derivative  instruments whose value is based on common stocks, such as rights,  warrants or options to purchase common stock, preferred stock,  convertible preferred stock,  convertible bonds, convertible debentures, convertible notes,  depository  receipts,  futures contracts and swaps. The Fund may also invest in shares of other investment  companies and in  exchange-traded funds (ETFs).

The Fund may invest up to 15% of its net assets in illiquid  securities  and may invest up to 10% of its net assets in securities of foreign issuers. In general, the Fund  considers a security to be  illiquid if the  security  does not have a ready  market and the Fund  believes  that it cannot sell the  security in seven days at approximately the price at which the Fund has valued the security.

The Fund may  invest in certain  derivative  investments,  such as  options  and futures,  but generally  intends to do so for hedging purposes only. In order to increase  returns,  the Fund may write covered call  options,  in which the Fund holds a long  position  in  security  combined  with a short  position in a call option  on the same  underlying  security.  In  general,  the Fund  considers  a security  to be illiquid if the  security  does not have a ready  market and the
Fund  believes  that it cannot sell the security in seven days at  approximately the price at which the Fund has valued the security.

The Fund may also invest in  short-term,  high quality money market  instruments such  as  short-term  obligations  of  the  U.S.  government,  its  agencies  or instrumentalities,  bank obligations, commercial paper, repurchase agreements or money market mutual funds. In response to extreme or adverse  market,  economic, political, or other conditions,  the Fund may invest up to 100% of its assets in such short-term  instruments for temporary or defensive purposes. In such cases, the Fund may not be able to achieve its investment objective.

Principal Risks

As with all mutual  funds,  there is the risk that you could lose money  through your  investment  in the  Fund.  Although  the  Fund  will  strive  to meet  its objective,  there is no assurance that it will.  The principal  risks that could adversely affect the value of your investment in the Fund include the following:

                                       7

o    Stock  Market Risk.  Stock  markets can be  volatile.  In other words,  the prices of stocks  can rise or fall  rapidly  in  response  to  developments affecting  a  specific  company  or  industry,  or  to  changing  economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform  poorly.  There is also a risk that the Fund's investments will under perform either the securities  markets  generally or particular segments of the securities markets.

o    Company Specific Risk. Common stock prices are subject to market,  economic and business risks that will cause their prices to fluctuate over time. The value of  individual  stocks may decrease in response to company  financial prospects  or changing  expectations  for the  performance  of the company.
     While common stocks have  historically  been a leading  choice of long-term investors, stock prices may decline over short or even extended periods.

o    Value Investing.  Because the Fund uses a value-oriented approach, there is a risk that the market will not recognize a stock's  intrinsic value for an unexpectedly long time, or that the adviser's calculation of the underlying value will not be reflected in the market  price.  Finally,  the  adviser's calculation of a stock's intrinsic value involves  estimates of future cash flow,  which may prove to be incorrect,  and therefore,  result in sales of the stock at prices lower than the Fund's original purchase price.

o    Illiquid  Securities.  The Fund may invest up to 15% of its  respective net assets  in  illiquid  securities.  Illiquid  securities  may not  always be marketable on advantageous terms, if at all. A domestically traded security that  is not  registered  under  the  Securities  Act of 1933  will  not be considered  illiquid if the Fund  determines  that an  adequate  investment trading  market  exists  for  that  security.  There  can be no  assurance, however, that a market will exist for any illiquid security at a particular time.

o    Small  Capitalization  Risk.  Securities  of smaller  companies  tend to be subject to more abrupt and  erratic  price  movements  than  securities  of larger  companies,  in part because they may have  limited  product  lines, markets, or financial resources. Market capitalization,  which is the total market value of a company's  outstanding  stock,  is often used to classify companies  based on size. To the extent that the First Fiduciary Trust Core
     Value  Fund  invests  in  small-capitalization  companies,  the Fund may be subject to the higher  degrees of risk relative to the other capital growth funds that do not invest in such companies.

o    Foreign  Investing.  Investing in foreign  companies may involve more risks than  investing in U.S.  companies.  These risks can increase the potential for  losses  in the Fund and may  include,  among  others,  currency  risks
     (fluctuations  in  currency  exchange  rates  and the new  euro  currency), country risks (political,  diplomatic,  regional conflicts, terrorism, war, social and economic  instability,  currency  devaluations and policies that have the  effect of  limiting  or  restricting  foreign  investment  or the
     movement  of  assets),   different  trading   practices,   less  government
     supervision,  less publicly available information,  limited trading markets and greater volatility.

Suitability

                                       8

The Fund may be a suitable investment for:
o        Long-term investors seeking a value investment strategy
o        Investors willing to accept price fluctuations in their investments

The Fund may not be appropriate for:
o        Investors pursuing shorter-term investment goals

Performance of the First Fiduciary Trust Core Value Fund

Because  the First  Fiduciary  Trust  Core  Value  Fund has  recently  commenced operations, there is no performance information available at this time. The Fund commenced operations on [ ], 2003. In the future,  performance  information will be presented in this section. Also, shareholder reports containing financial and performance information for will be mailed to shareholders semi-annually.

The  section  called  "Prior  Performance  of  Portfolio  Managers"  on page [ ]
contains  information  about the  performance  record  established by the Fund's adviser while managing  client accounts  according to the same investment  goal, and substantially similar investment policies and techniques,  as those used for the First Fiduciary Trust Core Value Fund.

Fees and Expenses of the First Fiduciary Trust Core Value Fund

As an investor,  you pay certain fees and expenses if you buy and hold shares of the First Fiduciary Trust Core Value Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

                        First Fiduciary Trust Core Value Fund

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases                          None
Maximum deferred sales charge (load)                                      None
Redemption Fee (as a percentage of amount redeemed) (1)                   1.00%

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Advisory Fees                                                             0.60%
Distribution and/or Service (12b-1) Fees (2)                              0.25%
Other Expenses (3)                                                        0.64%
Total Annual Fund Operating Expenses                                      1.49%
     Less Expense Reimbursement                                          (0.24%)
Net Annual Fund Operating Expenses (4)                                    1.25%

(1) You will be charged a redemption fee equal to 1.00% of the net amount of the redemption  if you redeem your Fund shares less than 60 calendar  days after you purchase them.

(2) The Fund's adviser has instructed the Distributor  (defined below) to ensure that the Fund does not pay any  Distribution  or Service  (12b-1) fees under the
Fund's Rule 12b-1 Plan, in order to help limit overall expenses.  This voluntary arrangement can be discontinued at any time. With this voluntary  arrangement in place  (along with the  contractual  expense  limitation  arrangement  described herein), Net Annual Fund Operating Expenses are expected to be 1.00%.

(3) These  expenses,  which  include  custodian,  transfer  agency,  shareholder servicing and other customary Fund expenses,  are based on estimated amounts for the Fund's current fiscal year.

(4) The Fund has entered into an Investment  Advisory Agreement with the adviser dated [ ], 2003, which provides for an annual  investment  advisory fee of 0.60%
of average  annual net assets of the Fund.  The adviser has also entered into an
Expense  Limitation  Agreement  dated [ ], 2003,  with the Fund under  which the adviser  has  agreed to waive its fees  and/or  absorb  expenses  to the  extent necessary so that the Net Annual Fund Operating  Expenses will not exceed 1.25%.
The Expense  Limitation  Agreement is in effect for an initial  period ending on
January 31, 2005.  Thereafter,  the agreement may be discontinued or renewed. To the extent that the adviser waives its investment  advisory fees and/or pays for
Fund expenses  under the Expense  Limitation  Agreement,  the adviser may recoup such waived fees and expense  payments  from the Fund if overall  expenses  fall below the  specified  limits  within three years of when the adviser  waived its advisory fees or paid the Fund's expenses.

                                       9

Example
This  Example is intended to help you compare the cost of investing in the First
Fiduciary  Trust  Core  Value Fund with the cost of  investing  in other  mutual funds.

The Example  assumes that you invest $10,000 in the First  Fiduciary  Trust Core
Value Fund for the time periods  indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5%
rate of return each year and that the First  Fiduciary  Trust Core Value  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year      3 Years
    $127*        $447*

* Please note that the One Year example  reflects  the effect of the  investment adviser's  expense  limitation  agreement  and only the first  year in the Three
Years example reflects the effect of the investment adviser's expense limitation agreement.  The amounts  for the second and third  years  assume that no expense limitation  agreement was  continued.  If the expense  limitation  agreement was continued, the Three Years expense example amount would be $397.

THE FIRST FIDUCIARY TRUST INTERMEDIATE FIXED INCOME FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Goal

The First  Fiduciary  Trust  Intermediate  Fixed  Income  Fund  seeks to provide maximum total return, consistent with reasonable risk.

Principal Investment Strategies

The Fund invests  primarily in a  diversified  portfolio of  intermediate  term, highly rated fixed income  securities.  The Fund's adviser manages the portfolio with  reference to a stated fixed  income index as a benchmark,  currently,  the
Lehman Brothers Intermediate Government Credit Index.(R)The adviser seeks to add value for Fund  investors and to maximize the risk adjusted  returns  versus the
unmanaged  benchmark  index  by  managing  the  portfolio's   duration,   sector
allocation and issue selection.

The Fund's adviser believes that managing  interest  sensitivity is the heart of
fixed  income   performance.   Using  a  model  combining   economic   momentum,
inflationary  expectations  and  technical  factors to  evaluate  interest  rate changes,  the adviser attempts to manage the duration of the Fund's portfolio in an effort to mitigate risk and maximize total return. The concept of duration is a measure of a security's  price to changes in interest rates.  For example,  if the  adviser's  interest  rate  forecast  is  positive,  the  portfolio  will be positioned up to 20% longer in duration than the benchmark index. If the outlook is negative,  the adviser will position the portfolio up to 20% shorter than the benchmark  index.  In addition to duration  management,  the adviser  invests in securities of varying maturities  depending on market conditions.  Overall,  the
Fund generally intends to maintain an average dollar-weighted maturity between 2 and 10 years.

                                       10

The Fund may invest in a number of sectors,  including U.S. Treasury securities,
government   agency   securities,   corporate  bonds  and   mortgage-backed   or
asset-backed  securities.  The  adviser  evaluates  each  sector and manages the
Fund's portfolio such that the Fund's  investments may be over or under-weighted in  a  particular  sector  relative  to  the  benchmark  index.  Generally,  the anticipation  of narrowing  price spreads  suggests a higher  allocation,  while widening price spreads normally dictate a lower allocation. The adviser does not intend to use a sector if it would  lead to greater  overall  risk in the Fund's portfolio relative to the benchmark index.

After duration and sector determinations are made, the Fund's adviser focuses on individual security selection and focuses on the credit quality of various fixed income  issues.  The  adviser  seeks  to  identify  high  quality  fixed  income securities,  with the highest  possible  degree of liquidity and minimal risk of downgrades.  The adviser's  approach in this regard is intended to reduce credit risk and help to preserve the Fund's capital.

The Fund will only invest in fixed income  securities  that are rated in the top three categories (A or better) by at least one nationally recognized independent rating agency such as Moody's Investor Service,  Inc.,  Standard & Poor's Rating
Group or Duff & Phelps,  or in unrated  securities  the adviser  determines  are comparable to such rated  investment-grade  securities.  Securities rated in the top four ratings categories are considered  "investment grade." The fixed income securities  held  by the  Fund  may  include  corporate  debt  securities,  U.S.
government  and agency  securities,  mortgage  and asset backed  securities  and municipal bonds.

Under normal  conditions,  the Fund attempts to achieve its  investment  goal by investing at least 80% in fixed income securities. This investment policy can be changed without shareholder  approval.  However,  shareholders would be given at least 60 days notice prior to any such  change.  For the purpose of this policy, fixed income  securities  include  securities  issued or  guaranteed by the U.S.
government,  its agencies or  government-sponsored  enterprises;  corporate debt securities of U.S. and non-U.S.  issuers,  including convertible  securities and
corporate  commercial  paper;   mortgage  and  other  asset-backed   securities;
inflation-indexed bonds issued by both governments and corporations;  structured notes,  including hybrid or "indexed"  securities,  event-linked  bonds and loan participations;  delayed portfolio loans and revolving credit  securities;  bank
certificates  of  deposit,   fixed  time  deposits  and  bankers'   acceptances;
repurchases agreements and reverse repurchase agreements; debt securities issued by  state or local  governments  and  their  agencies  and  government-sponsored enterprises;  obligations of foreign governments or their subdivisions, agencies and government-sponsored  enterprises; and obligations of international agencies or supranational entities.

For cash management  purposes,  the Fund may also invest in  high-quality  money market instruments such as short-term  obligations of the U.S.  government,  its agencies or instrumentalities,  bank obligations,  commercial paper,  repurchase agreements or money market mutual funds.

In  response  to  extreme  or  adverse  market,  economic,  political,  or other conditions,  the Fund may  invest up to 100% of its  assets  in such  short-term instruments for temporary or defensive purposes. In such cases, the Fund may not be able to achieve its investment objective.

Principal Risks

As with all  mutual  funds,  there is the risk that you could lose money on your investment  in the Fund.  Although  the Fund will strive to meet its  objective, there is no assurance  that it will.  The principal  risks that could  adversely affect the value of your investment in the Fund include the following:

                                       11

o    Interest Rate Risk.  Debt  securities have varying levels of sensitivity to changes in interest  rates.  In general,  the price of a debt  security may fall when  interest  rates  rise and may rise  when  interest  rates  fall.
     Securities  with longer  maturities  may be more sensitive to interest rate changes.

o    Credit Risk. Issuers of fixed income securities may default on interest and principal payments due to the Fund.  Generally,  securities with lower debt ratings have greater risk.

o    Prepayment  Risk.  Certain  types  of  asset-backed  securities,   such  as
     mortgage-backed   securities,   have  yield  and  maturity  characteristics
     corresponding  to underlying  assets.  Unlike  traditional debt securities, which may pay a fixed  rate of  interest  until  maturity  when the  entire principal amount comes due, payments on certain mortgage-backed  securities include  both  interest  and a partial  payment of  principal.  Besides the scheduled  repayment of  principal,  payments of principal  may result from
     voluntary  prepayment,   refinancing,  or  foreclosure  of  the  underlying
     mortgage loans.

Suitability

The Fund may be a suitable investment for:
o        Long term investors seeking regular income
o        Investors seeking a fixed-income component

The  section  called  "Prior  Performance  of  Portfolio  Managers"  on page [ ]
contains  information  about the  performance  record  established by the Fund's adviser while managing  client accounts  according to the same investment  goal, and substantially similar investment policies and techniques,  as those used for the First Fiduciary Trust Intermediate Fixed Income Fund.

Fees and Expenses of the First Fiduciary Trust Intermediate Fixed Income Fund

As an investor,  you pay certain fees and expenses if you buy and hold shares of the First  Fiduciary  Trust  Intermediate  Fixed  Income  Fund.  These  fees and expenses  are  described  in the table  below and are further  explained  in the example that follows.

                 First Fiduciary Trust Intermediate Fixed Income Fund

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases                           None
Maximum deferred sales charge (load)                                       None
Redemption Fee (as a percentage of amount redeemed) (1)                   1.00%

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Advisory Fees                                                             0.45%
Distribution and/or Service (12b-1) Fees (2)                              0.25%
Other Expenses (3)                                                        0.51%
Total Annual Fund Operating Expenses                                      1.21%
     Less Expense Reimbursement                                          (0.16%)
Net Annual Fund Operating Expenses (4)                                    1.05%

                                       12

(1) You will be charged a redemption fee equal to 1.00% of the net amount of the redemption  if you redeem your Fund shares less than 60 calendar  days after you purchase them.

(2) The Fund's adviser has instructed the Distributor  (defined below) to ensure that the Fund does not pay any  Distribution  or Service  (12b-1) fees under the
Fund's Rule 12b-1 Plan, in order to help limit overall expenses.  This voluntary arrangement can be discontinued at any time. With this voluntary  arrangement in place  (along with the  contractual  expense  limitation  arrangement  described herein), Net Annual Fund Operating Expenses are expected to be 0.80%.

(3) These  expenses,  which  include  custodian,  transfer  agency,  shareholder servicing and other customary Fund expenses,  are based on estimated amounts for the Fund's current fiscal year.

(4) The Fund has entered into an Investment  Advisory Agreement with the adviser dated [ ], 2003, which provides for an annual  investment  advisory fee of 0.45%
of average  annual net assets of the Fund.  The adviser has also entered into an
Expense  Limitation  Agreement  dated [ ], 2003,  with the Fund under  which the adviser  has  agreed to waive its fees  and/or  absorb  expenses  to the  extent necessary so that the Net Annual Fund Operating  Expenses will not exceed 1.05%.
The Expense  Limitation  Agreement is in effect for an initial  period ending on
January 31, 2005.  Thereafter,  the agreement may be discontinued or renewed. To the extent that the adviser waives its investment  advisory fees and/or pays for
Fund expenses  under the Expense  Limitation  Agreement,  the adviser may recoup such waived fees and expense  payments  from the Fund if overall  expenses  fall below the  specified  limits  within three years of when the adviser  waived its advisory fees or paid the Fund's expenses.

Example

This  Example is intended to help you compare the cost of investing in the First
Fiduciary  Trust  Intermediate  Fixed  Income Fund with the cost of investing in other mutual funds.

The  Example  assumes  that you  invest  $10,000  in the First  Fiduciary  Trust
Intermediate  Fixed Income Fund for the time periods  indicated  and then redeem all of your shares at the end of these  periods.  The Example  also assumes that your  investment has a 5% rate of return each year and that the First  Fiduciary
Trust  Intermediate  Fixed Income  Fund's  operating  expenses  remain the same.
Although  your actual costs may be higher or lower,  based on these  assumptions your costs would be:

   1 Year      3 Years
   $107*        $351*

* Please note that the One Year example  reflects  the effect of the  investment adviser's  expense  limitation  agreement  and only the first  year in the Three
Years example reflects the effect of the investment adviser's expense limitation agreement.  The amounts  for the second and third  years  assume that no expense limitation  agreement was  continued.  If the expense  limitation  agreement was continued, the Three Years expense example amount would be $334.

Additional Information

Each Fund's investment goal and strategies  described in this Prospectus are not fundamental  investment  policies  and  can  be  changed  by the  Board  without shareholder  approval. If a Fund's the investment goal is changed, the Fund will notify shareholders before the change becomes effective.  More information about the  Trust  and each  Fund's  investment  policies,  as well as its  fundamental investment restrictions,  is contained in a Statement of Additional Information, which is available upon request without charge.

Management of the Funds

Investment Adviser

Eveans Bash Klein, Inc. ("EBK"),  7500 College Boulevard,  Suite 1212,  Overland
Park, Kansas 66210 serves as the adviser to the First Fiduciary Trust Core Value
Fund. Financial  Counselors,  Inc. ("FCI"),  442 West 47th Street,  Kansas City,
Missouri 64112,  serves as the adviser the First  Fiduciary  Trust  Intermediate
Fixed Income Fund and the First  Fiduciary  Trust Growth Fund. EBK serves as the sub-adviser for the First Fiduciary Trust Growth Fund. EBK and FCI are federally registered  investment advisory firms. EBK and FCI provide investment consulting and administrative services to financial intermediaries and currently administer in excess of $[ ] and $ [ ] in assets  respectively,  including  private  funds, mutual funds and privately managed accounts.

                                       13

EBK has over [ ] years of experience  and FCI has over 36 years of experience in managing large cap, core equities and high quality fixed income portfolios.  The
Funds'  investment  management  process is  structured  in a way that allows its wealth of  knowledge  of  economic  and  market  environments  to be used to the fullest extent possible to benefit its clients. In addition to this, EBK and FCI each have a disciplined investment process that is designed to manage risk while striving  to  produce  superior  performance.  EBK and  FCI use a  team-oriented approach to  implement  the  investment  process for the First  Fiduciary  Trust
Growth Fund.

For its advisory services,  each adviser is entitled to a fee,  calculated daily and paid  monthly,  at an annual fee from each Fund  according to the  following table:

                                            Advisory Fee (as a percentage of
Fund:                                         average daily net assets):
--------------------------------------- ----------------------------------------

First Fiduciary Trust Growth Fund                        0.60%

First Fiduciary Trust Core Value Fund                    0.60%

First Fiduciary Trust Intermediate                       0.45%
Fixed Income Fund

FCI has entered into an Expense  Limitation  Agreement dated [ ], 2003, with the
Funds it manages  under  which the  adviser  has agreed to waive its fees and/or absorb  expenses  to the extent  necessary  so that the total  annual  operating expenses for the First Fiduciary Trust Growth Fund and the First Fiduciary Trust
Core Value Fund will not exceed  1.25% and the total annual  operating  expenses for the First  Fiduciary  Trust  Intermediate  Fixed Income Fund will not exceed
1.05%. FCI may recapture any fees or expenses it has waived or reimbursed within a three-year period. EBK has entered into an Expense Limitation  Agreement dated
[ ], 2003,  with the Fund it manages under which it has agreed to waive its fees and/or  absorb  expenses  to the  extent  necessary  so that  the  total  annual operating expenses for the First Fiduciary Trust Core Value Fund will not exceed
1.25%.

The Expense Limitation  Agreements are in effect for an initial period ending on
January 31, 2005.  Thereafter,  the agreement may be discontinued or renewed. To the extent that an adviser waives its investment advisory fees and/or pays for a
Fund's expenses under the Expense Limitation  Agreement,  the adviser may recoup such waived fees and expense  payments  from the Fund if overall  expenses  fall below the  specified  limits  within three years of when the adviser  waived its advisory fees or paid the Fund's expenses.

Portfolio Managers

First Fiduciary Trust Growth Fund

William M. Courtney- Bill Courtney is a Vice President and Investment Officer at
FCI.  He earned  his  Bachelor  of Science in  Finance  from the  University  of
Missouri at Columbia in 1989.  Bill began his career in 1990 and has  experience in the  portfolio  management  of personal  trust,  employee  benefit  accounts, endowments,  investment  management accounts,  asset/liability  management,  and financial  planning.  Before joining FCI, he was a Vice-President  and Portfolio
Manager  at a large  financial  institution  in  Kansas  City and an  Investment
Advisor for a multi-billion dollar Institutional Investment Advisor.

                                       14

Leonard C. Mitchell- Len Mitchell is a member of the EBK  Investment  Management
Team and leads the Core Growth equity investment  style.  Len's career covers 21 years  including  time as an oil and energy  analyst and managing high net worth portfolios  at banks and trust  companies  in Texas.  Prior to joining  EBK, Len spent seven years with The Private Bank for Chase Investment Management Group in
Dallas,  Texas  where  he was  Vice  President,  Senior  Portfolio  Manager  and
supervised a group of 12 professional  managing nearly $2 billion throughout the
Southwest.  He  received  his  Bachelors  of Arts degree in  Accounting  and his
Masters of Business  Administration  degree from Texas Christian University with
Honors. He is a member of the Kansas City Society of Financial Analysts and is a
Chartered Financial Analyst.

First Fiduciary Trust Core Value Fund

Mark E.  Eveans.  Mark Eveans is Chief  Investment  Officer of EBK and leads the
Core  Value  equity  investment  style.  He has  29  years  experience  managing institutional and private portfolios, preceded by four years as an institutional security analyst.  Prior to founding EBK, Mark served for 11 years as a Managing
Director  of Reimer  and Koger  Associates,  Inc.,  where he led the Core  Value
Group.  Prior to this, he was Chief Portfolio  Manager and Chairman of the Stock
Selection  Committee  for  Continental  Illinois  National  Bank of Chicago.  He
received his Bachelors of Arts degree and his Masters of Business Administration degree in Finance from Wichita State University with Honors.  He is a member of, and a past President of, the Kansas City Society of Financial  Analysts and is a
Chartered Financial Analyst.

First Fiduciary Trust Intermediate Fixed Income Fund

Peter G. Greig- Peter Grieg is a Senior Vice  President at FCI. He joined FCI in
1989 as a trader and fixed income analyst. Peter manages fixed income portfolios for institutional clients with various objectives.  In addition, he oversees the firm's fixed income trading operations, provides fixed income expertise to other managers,  and is chairman of FCI's fixed income investment committee.  Prior to joining FCI, Peter's experience  included working in the pension fund investment department  at the  Chrysler  Corporation,  as well  as  working  in  managerial positions for several small  businesses.  Peter received his Masters of Business
Administration  degree, with a major in Finance, from Indiana University and his undergraduate  degree in business  administration from the University of Kansas.
He is a member  of the  Kansas  City  Society  of  Financial  Analysts  and is a
Chartered Financial Analyst.

Shareholder Information

Pricing of Fund Shares

The price for Fund shares is the net asset  value  (NAV) per share.  The NAV per
Fund share is determined at the close of regular  trading hours of the NYSE each day the NYSE is open.  Your purchase and  redemption  requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order. The NAV per share is determined by dividing the total value of the Fund's securities and other assets, less its liabilities, by the total number of shares outstanding. Securities are valued at market value. If a security's market value is not readily available, its fair value is determined in good faith by or under the direction of the Trust's Board of Trustees.

                                       15

The market value of the securities in the Fund's  portfolio  changes daily,  and the NAV of Fund shares  changes  accordingly.  See the  Statement of  Additional
Information for more information about the pricing of the Fund's shares.

Trading in Foreign Securities

Trading in foreign  securities  may be  completed  at times when the Exchange is closed.  In  computing  the  NAV of each  Fund,  the  Fund  will  value  foreign securities at the latest  closing price on the exchange on which they are traded immediately  prior to the  closing of the  Exchange.  Certain  foreign  currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange.  Prices of foreign  securities  quoted in foreign  currencies  are translated into U.S. dollars at current rates. Occasionally,  events that affect these  values and exchange  rates may occur  between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of a Fund's securities, these securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees.

How to Buy Shares

No sales  charges are imposed  when you  purchase  shares of the Funds.  You may purchase  shares at net asset value as described below or through your financial intermediary.  The minimum initial investment in the Fund is $1,000. The minimum may be waived in certain situations.  There is no minimum investment requirement for  subsequent  investments.  Shares  will be issued at the net asset value per share next computed  after the receipt of your purchase  request,  together with payment in the amount of the  purchase.  Stock  certificates  will not be issued except if requested. Instead, your ownership of shares will be reflected in your account records with the Fund.

U.S. anti-money laundering laws and regulations require financial  institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account  with a financial  institution.  In  compliance with these laws and  regulations,  please note that the Trust's  transfer  agent will verify  certain  information  on your  account  application  as part of the
Trust's  Anti-Money  Laundering  Program.  As requested on the application,  you should  supply  your  full  name,  date of birth,  social  security  number  and permanent street address.  Mailing  addresses  containing a P.O. Box will not be accepted.  Please contact the Trust's transfer agent at  1-800-[XXX-XXXX] if you need additional assistance when completing your Application.

Minimum Purchases
The minimum investment amounts for the Funds' shares are as follows:

                             Initial Investment            Subsequent Investment
Regular Accounts                   $1,000                           $0
Retirement Plans                   $1,000                           $0

If you  purchase  through a financial  intermediary,  you may purchase in lesser amounts, subject to minimums imposed by the financial intermediary.

Purchases by Mail
To make an initial purchase by mail:

                                       16

o    Complete the enclosed Application.

o    Mail  the  application,  together  with a  check  made  payable  to:  First
     Fiduciary  Trust c/o U.S.  Bancorp Fund  Services,  LLC, 615 East  Michigan
     Street,  3rd Floor,  Milwaukee,  WI 53201-0701.  (Payment should be made by check drawn on a U.S. bank,  savings and loan, or credit union.  Checks not drawn on U.S. banks will be subject to foreign collection, which will delay the investment  date, and will be subject to processing  fees. The Funds do not accept third party checks,  U.S.  Treasury checks,  credit card checks, starter checks or cash, including cashier's checks or money orders.)

o    Subsequent  investments  may be made in the same  manner,  but you need not include an Application. When making a subsequent investment, use the return remittance  portion  of your  statement,  or  indicate  on the face of your check, the name of the Fund, the exact title of the account,  your address, and your Fund account number.

Purchases by Telephone - Existing Accounts Only

By using the Funds' telephone purchase option, you may move money from your bank to your fund  account  at your  request.  Only bank  accounts  held at  domestic financial  institutions  that are Automated  Clearing House (ACH) members may be used for telephone transactions.  The option will become effective approximately
15 business days after your application form is received. Subsequent investments may be made by calling 1-8XX-XXX-XXXX. To have your fund shares purchased at the offering price  determined at the close of regular  trading on a given date, the
Transfer  Agent must receive both your purchase  order and payment by Electronic
Funds  Transfer  through the ACH System  before the close of regular  trading on such a date.  Most transfers are completed  within one business day. If money is moved by ACH transfer,  you will not be charged by the Fund for these  services.
The minimum  amount that can be transferred is $100. The Funds reserve the right to modify or remove the ability to purchase shares by telephone at any time.

Purchases by Wire

To make an initial purchase by wire:

o    Call the Trust at 1-800-[XXX-XXXX] and indicate that you would like to open an account and make an initial purchase by wire transfer.

o    You  must  fax  your  completed  account   application  and  any  necessary
     supporting   documents  to  the  transfer  agent,  which  will  review  the application and documentation. Entities that are seeking to open an account will receive  specific  instructions as to the  documentation  that must be submitted for verification purposes.

o    A representative  of the Trust will contact you and, if your application is accepted, the representative will provide you with an account number.

o    Instruct  your  bank  (which  may  charge a fee) to wire  federal  funds as follows:

              The Northern Trust Company
              50 South LaSalle Street
              Chicago, Illinois 60675
              ABA No. [                           ]
              Credit First Fiduciary Trust
              DDA No. [                         ]
              Attn.: First Fiduciary Trust, New Account
              For: Account Name (Name of Investor)

                                       17

o    The wire must specify the account registration and account number.

o    Your initial  purchase will receive the next computed net asset value after your completed  application has been received in good order and you account has been approved.

o    The  completed  Application  must also be sent to the Trust (at the address below),  indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing your account number with the Fund.

o    Subsequent   wire   investments   may  be  made  by  calling  the  Fund  at
     1-800-[XXX-XXXX]  and indicating the amount of the wire purchase.  The wire must specify the account registration and account number

Additional Information

If your  purchase  transaction  is canceled  due to  nonpayment  or because your purchase check does not clear,  you will be responsible for any loss the Fund or the  adviser  incurs and you will be subject to a returned  check fee of $25. If you are an existing  shareholder  of the Fund,  the Fund may redeem  shares from your account to reimburse the Fund or the adviser for the loss. In addition, you may be prohibited or restricted from making further purchases of shares.

Shares  may  also be  purchased  through  certain  brokers  or  other  financial intermediaries,  which may impose transaction fees and other charges. These fees and charges are not imposed by the Funds.

How to Redeem Shares

You may redeem shares of the Funds on any day the NYSE is open,  either directly or through your  financial  intermediary.  The price you will receive is the net asset value per share next computed after your redemption request is received in proper  form.  Redemption  proceeds  generally  will be sent to you within seven days.  However,  if shares have  recently  been  purchased by check,  redemption proceeds will not be sent until your check has been collected (which may take up to ten  business  days).  Once a  redemption  request  has  been  placed,  it is irrevocable and may not be modified or canceled.  Redemption  requests  received after  the  close of the NYSE will be  processed  using the net asset  value per share  determined  on  the  next  business  day.  Brokers  and  other  financial intermediaries may charge a fee for handling redemption requests.

Redeeming Shares by Mail

To redeem shares by mail:

o    Send a signed letter of instruction  and, if  certificates  for shares have been issued, the signed  certificates and an executed stock power form, to:
     First  Fiduciary  Trust,  c/o U.S.  Bancorp  Fund  Services,  LLC, 615 East
     Michigan Street,  3rd floor,  Milwaukee,  WI 53202.  (Stock power forms are available from your financial  intermediary,  the Fund, and most commercial banks.)

o    Additional  documentation  is  required  for the  redemption  of  shares by corporations,  financial  intermediaries,  fiduciaries  and surviving joint owners.

                                       18

o    Signature guarantees are required for all written requests to redeem shares with a value of more than $50,000 or if the  redemption  proceeds are to be mailed to an address other than that shown in your account registration.  A signature  guarantee  must be  provided by a bank or trust  company  (not a notary  public),  a member firm of a domestic  stock exchange or by another financial  institution  whose  guarantees  are  acceptable  to  the  Fund's transfer agent.

o    Payment  for the  redeemed  shares  will be  mailed  to you by check at the address indicated in your account registration.

o    For further information, call 1-800-[XXX-XXXX].

Redeeming Shares by Telephone

To redeem shares by telephone:

o    Call 1-800-[XXX-XXXX] between the hours of 8:00 a.m. and 7:00 p.m. (Central time) on any business day (i.e., any weekday exclusive of days on which the
     NYSE is closed).  Telephonic  redemption  orders  received  after 3:00 p.m.
     (Central  time) will  receive the net asset  value per share next  computed after your redemption request is received. The NYSE is closed on New Year's
     Day, Martin Luther King, Jr. Day,  Presidents'  Day, Good Friday,  Memorial
     Day, Independence Day, Labor Day, Thanksgiving and Christmas.

o    Specify the amount of shares you want to redeem (minimum $1,000).

o    Provide the account  name,  as  registered  with the Fund,  and the account number.

o    Redemption  proceeds  either  will be:  (i)  mailed  to you by check at the address indicated in your account registration;  or (ii) by ACH transfer to your bank account (which is usually  credited within three to five business days),  provided  that you have  elected  this  option  by  completing  the appropriate  section  on the  purchase  application;  or (iii)  wired to an account  at a  commercial  bank  that you have  previously  designated.  If redemption  $15.00  charge is  deducted  from  redemption  proceeds  if the proceeds are wired. This charge is subject to change without notice.  There is no charge  for ACH  transfers,  but each ACH  transfer  is  subject to a
     $1,000 minimum per transfer.

o    During periods of unusual economic or market conditions, you may experience difficulty  effecting a  telephone  redemption.  In that event,  you should follow the procedures for redemption by mail and send your written  request by  overnight  courier to: First  Fiduciary  Trust,  c/o U.S.  Bancorp Fund
     Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202.

o    The  telephone  redemption  procedure  may not be used to redeem shares for which certificates have been issued.

To redeem shares by telephone,  you must indicate this on your  Application  and choose  how the  redemption  proceeds  are to be paid.  To  authorize  telephone redemption after establishing your account,  or to change  instructions  already given,  send a signed written request to First Fiduciary Trust, c/o U.S. Bancorp
Fund Services,  LLC, 615 East Michigan Street, 3rd floor,  Milwaukee,  WI 53202.
Signatures  must be guaranteed by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another  financial  institution whose  guarantees are acceptable to the Fund's transfer agent.  You should allow approximately ten business days for the form to be processed.

                                       19

Reasonable  procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations.  If these procedures are followed, the Fund and their  agents  will not be liable  for any  losses  due to  unauthorized  or fraudulent  instructions.  The Fund  reserves  the right to  refuse a  telephone redemption  request,  if it  is  believed  advisable  to do  so.  The  telephone redemption  option may be suspended or  terminated  at any time without  advance notice.

Redemption Fees

The Funds are  designed  for  long-term  investors  willing  to accept the risks associated  with  a  long-term  investment.  The  Funds  are  not  designed  for short-term  traders  whose  frequent  purchases  and  redemptions  can  generate substantial  cash flows that may  unnecessarily  disrupt  the Fund's  investment program.  Short-term  traders  often  redeem when the market is most  turbulent, thereby forcing the sale of underlying securities held by the Funds at the worst possible time as far as long-term  investors are concerned.  Short-term  trading drives up the Fund's transaction costs, measured by both commissions and bid/ask spreads,  which are borne by the remaining  long-term  investors.  Additionally, redemption of short-term  holdings may create missed  opportunity  costs for the
Funds,  as the adviser may be unable to take or maintain  positions with certain securities  employing certain strategies that require a longer period of time to achieve anticipated results.

For these reasons,  the Funds assess a 1.00% fee on the redemption of the Fund's shares held for less than sixty (60) days.  Redemption  fees will be paid to the
Fund to help offset transaction costs.

The Funds will use the first-in,  first-out (FIFO) method to determine the sixty
(60) day holding period.  Under this method,  the date of the redemption will be compared to the earliest  purchase  date of shares held in the account.  If this holding  period  is less  than  sixty  (60)  days,  the  redemption  fee will be assessed. In determining the sixty (60) days, the Funds will use the anniversary date of a transaction.  For example,  shares purchased on September 1, 2003 will be subject to the fee if they are redeemed on or prior to October 31,  2003.  If they are redeemed on or after  November 1, 2003,  the shares will not be subject to the redemption fee. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for sixty (60)
days from the date of purchase.

The redemption  fee will not apply to any shares  purchased  through  reinvested distributions  (dividends and capital gains). This redemption fee does not apply to  redemptions  from  401(k)  and  other  employer-sponsored  retirement  plans
(excluding IRA and other one-person  plans) or Fund redemptions under the Fund's systematic  withdrawal  program.  The  redemption  fee will not be  assessed  to accounts of the adviser or its  affiliates  used to capitalize the Funds as such accounts will be used  specifically  to control the  volatility  of  shareholder subscriptions and redemption to avoid adverse effects to the Funds.

General

Redemption of shares is a taxable  transaction  for Federal income tax purposes.
Under  unusual  circumstances,  the Fund may  suspend  redemptions  or  postpone payment for up to seven days or longer,  as  permitted  by  applicable  law. The
Funds  reserve the right to close your account if the account value has remained below $1,000 for thirty days or more as a result of one or more redemptions. You will receive sixty days' written notice to increase the account value before the account  is closed.  Although  in  unusual  circumstances  the Funds may pay the redemption amount in-kind through the distribution of portfolio  securities,  it will  redeem  shares  solely in cash,  up to the lesser of $250,000 or 1% of the
Fund's total net assets during any ninety-day period for any one shareholder.

                                       20

Exchange Privilege

You may  exchange  some or all of your shares of a Fund for shares of one of the other  Funds.  You  may do  this  through  your  financial  intermediary,  or by telephone or mail as described  below.  An exchange  involves the  redemption of shares of one Fund and the purchase of shares of another Fund.  Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges are made on the basis of the relative net asset values of the  shares  being  exchanged  next  determined  after an  exchange  request  is received. An exchange that represents an initial investment in a Fund is subject to the minimum  investment  requirements of that Fund.  Telephone  exchanges are subject to a $5.00 fee. In addition,  brokers and other financial intermediaries may charge a fee for processing exchange requests.

The Funds each have different  investment  objectives  and policies.  You should review the  objective  and policies of the Fund whose shares will be acquired in an  exchange  before  placing an  exchange  request.  An exchange is treated for
Federal  income tax  purposes  as a  redemption  and  purchase of shares and may result in the  realization  of a capital  gain or loss.  You are limited to five exchanges per calendar year, with a maximum of three per calendar  quarter.  The exchange privilege may be modified or discontinued at any time by the Funds upon sixty days'  notice and is only  available in states in which shares of the Fund being acquired may lawfully be sold.

Exchanges by Telephone

To exchange shares by telephone:

o    Call 1-800-[XXX-XXXX].

o    Shares exchanged by telephone must have a value of $1,000 or more.

o    Exchange requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day.

o    During periods of unusual economic or market conditions, you may experience difficulty  in  effecting  a  telephone  exchange.  You  should  follow the procedures  for  exchanges  by mail if you are unable to reach the Funds by telephone,  but send your request by overnight  courier to: First Fiduciary
     Trust, c/o U.S. Bancorp Fund Services,  LLC, 615 East Michigan Street,  3rd
     Floor,  Milwaukee,  WI  53201-0701.  Only bank  accounts  held at  domestic financial  institutions  that are Automated  Clearing  House members may be used for telephone transactions.

o    The telephone  exchange  procedure  may not be used to exchange  shares for which certificates have been issued.

To exchange shares by telephone,  you must indicate this on the Application.  To authorize  telephone  exchanges  after  establishing  your Fund account,  send a signed  written  request  to the First  Fiduciary  Trust c/o U.S.  Bancorp  Fund
Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701.

Reasonable  procedures are used to verify that telephone  exchange  instructions are genuine.  If these procedures are followed,  the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent  instructions.  A telephone  exchange  may be refused by a Fund if it is believed  advisable to do
so.  Procedures for exchanging shares by telephone may be modified or terminated at any time.

                                       21

Exchanges by Mail

To exchange shares by mail:

o    Send a written request using the procedures for written redemption requests
     (however, no signature guarantee is required.)

o    If certificates for the shares being exchanged have been issued, the signed certificates  and a completed  stock power form must accompany your written request (requires a signature guarantee).

o    For further information, call 1-800-[XXX-XXXX].

Shareholder Services

The Fund offers the following shareholder  services.  For more information about these  services or your account,  contact your  financial  intermediary  or call
1-800-[XXX-XXXX]. Some services are described in more detail in the Application.

Systematic   Investment   Plan.  You  may  make  regular  monthly  or  quarterly
investments  automatically  in  amounts  of not less  than $100 per  month.  The minimum  initial  investment  requirement  does  not  apply if you  establish  a
Systematic  Investment  Plan.  However,  the Fund reserves the right to close an account that through  redemptions or  termination  of the Systematic  Investment
Plan has not reached a minimum balance of $5,000 ($1000 for retirement accounts)
within 12 months from the date of initial investment. Shares purchased using the
Systematic Investment Plan may not be redeemed for twelve business days from the date of investment.

Investments  Through Employee Benefit and Savings Plans.  Certain  qualified and non-qualified  employee  benefit and savings  plans may make shares of the Funds available  to their  participants.  The  adviser  may  provide  compensation  to organizations  providing  administrative  and  recordkeeping  services  to those plans.

Automatic   Reinvestment   Plan.  For  your   convenience,   all  dividends  and
distributions  of the First  Fiduciary Trust Growth Fund and the First Fiduciary
Trust Core Value Fund are automatically reinvested in full and fractional shares of each Fund at the net asset  value per share at the close of  business  on the record  date,  unless you  request  otherwise  in  writing.  All  dividends  and distributions  of the First Fiduciary Trust  Intermediate  Fixed Income Fund are
not  automatically  reinvested in shares of the Fund and will be  distributed in cash, unless you request  otherwise in writing,  in which case all dividends and distributions will be automatically  reinvested in full and fractional shares of each Fund at the net asset  value  per  share at the  close of  business  on the record  date.  Telephonic  instructions  or a written  request  to  change  your dividend  reinvestment  election  must be received at least three full  business days before a given  record  date to be  effective  on that date.  If you are to receive,  or elect to receive,  dividends or  distributions in cash and the U.S.
Postal Service cannot deliver the checks, or if a check remains uncashed for six months or more, the dividends or  distributions  will be reinvested in shares at the net asset value in effect at the time of reinvestment.

                                       22

Tax Sheltered Retirement Plans.  Eligible investors may open a pension or profit sharing  account in a Fund under the following  typical  retirement  plans:  (i)
Individual Retirement Accounts ("IRAs"), Rollover IRAs and Roth IRAs.

Distribution of Fund Shares

Distributor
Quasar Distributors,  LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202
serves  as  distributor  to each of the  Funds.  Quasar  Distributors,  LLC is a registered  broker-dealer  and member of the National  Association of Securities
Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Distribution and Shareholder Servicing Plan
The Trust, on behalf of the Funds,  has adopted a Distribution  Plan pursuant to
Rule 12b-1 of the Investment Company Act of 1940 to provide certain distribution activities and services for the Funds and their  shareholders.  At the direction of a Fund's  adviser,  the Fund may pay 0.25% per year of its average  daily net assets for such distribution and service activities.  As these fees are paid out of a Fund's assets on an on-going basis,  over time these fees will increase the cost of your  investment  and may cost you more than paying other types of sales charges.

Counsel, Independent Auditors and Service Providers

Legal Counsel and Independent Auditors
Stradley  Ronon Stevens & Young,  LLP, 2600 One Commerce  Square,  Philadelphia,
Pennsylvania 19103, serves as legal counsel for the Funds. [ ] has been selected as independent auditors for the Funds.

Custodian,  Transfer Agent, Fund Administrator,  Fund Accountant and Shareholder
Services
The  Northern  Trust  Company  serves  as  Custodian  for each  Fund's  cash and securities.  The  Custodian  does not  assist in,  and is not  responsible  for, investment  decisions  involving  assets of the Funds. US Bancorp Fund Services,
LLC, serves as each Fund's Administrator, Transfer Agent and Fund Accountant.

Distributions and Taxes
Dividends and Distributions
Each Fund pays its shareholders  dividends from the Fund's net investment income and distributes any net capital gains the Fund has realized.  Each Fund declares and  pays  dividends  at  least  annually,  except  the  First  Fiduciary  Trust
Intermediate  Fixed Income Fund,  which declares and pays dividends on a monthly basis. Each Fund distributes capital gains, if any, at least once a year.

All of  your  dividends  and  capital  gains  distributions  with  respect  to a particular Fund will be reinvested in additional  shares of that Fund unless you provide us with a written  request to receive your  payments in cash.  Dividends paid in cash or additional share are treated the same for tax purposes.

Taxes

Each Fund  intends to qualify  and elect to be taxed as a  regulated  investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code").  In any taxable year in which a Fund so qualifies  and  distributes  at least 90% of its investment company taxable income (which includes,  among other items,  dividends,  interest,  and the excess of realized net short-term capital gain over  realized net  long-term  capital  loss),  the Fund will  generally be relieved of Federal income tax on its investment  company taxable income and net capital gain (the excess of realized net  long-term  capital gain over  realized
net  short-term   capital  loss)   distributed  to  shareholders.   Amounts  not
distributed  on a  timely  basis  in  accordance  with a  calendar  distribution requirement  are also  subject  to a  nondeductible  4% excise  tax.  To prevent application  of the  excise  tax,  each Fund  intends to make  distributions  in accordance with the calendar year distribution requirement.  A distribution will be treated as though paid on December 31 of the calendar  year if it is declared by a Fund in October,  November,  or December  of that year to  shareholders  of record  on a date in such a month  and  paid  by a Fund  during  January  of the following  calendar year. Such  distributions will be taxable to shareholders in the calendar year the distributions are declared,  rather than the calendar year in which the distributions are received.

                                       23

Distributions from investment company taxable income are taxable to shareholders as ordinary  income.  Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of  distributions  treated as ordinary  income or capital gains will be the same whether the  shareholder  reinvests the  distributions  in additional  shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends  and  distributions,  including  the amount  (if any) for  that  year  that has  been  designated  as  capital  gains
distributions.   Investors  should  consult  their  tax  advisers  for  specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free  transaction.  An exchange of shares pursuant to a
Fund's  exchange  privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

By law, the Fund must withhold 31% of your taxable  distributions and redemption proceeds  if you do not  provide  your  correct  certified  social  security  or taxpayer  identification  number and certify  that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Financial Highlights

Because the Funds have  recently  commenced  operations,  there are no financial highlights available at this time.

                                       24

The First Fiduciary Trust

First Fiduciary Trust Growth Fund
First Fiduciary Trust Core Value Fund
First Fiduciary Trust Intermediate Fixed Income Fund

Investment Advisers                          Eveans Bash Klein, Inc.
                                             7500 College Boulevard, Suite 1212
                                             Overland Park, Kansas 66210

                                             Financial Counselors, Inc.
                                             442 West 47th Street
                                             Kansas City, Missouri 64112

Legal Counsel                                Stradley Ronon Stevens & Young, LLP
                                             2600 One Commerce Square
                                             Philadelphia, Pennsylvania 19103

Independent Auditors                         [Independent Auditors]
                                             [Address]

Transfer Agent, Fund Accountant,             US Bancorp Fund Services, LLC
and Fund Administrator                       615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

Custodian                                    The Northern Trust Company
                                             50 South La Salle Street
                                             Chicago, Illinois 60675

Distributor                                  Quasar Distributors, LLC
                                             615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

You may obtain the following and other information on the Funds free of charge:

Statements of Additional Information (SAI) dated [ ], 2003. The SAI of the Funds provides more details about each Fund's policies and management.  The Funds' SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report

The  annual  and  semi-annual  reports  for each Fund  provide  the most  recent
financial  reports  and  portfolio  listings.   The  annual  report  contains  a
discussion of the market conditions and investment strategies that affected each
Fund's performance during the last fiscal year.

To receive any of these  documents or the prospectus of First Fiduciary Trust or to request  additional  information about First Fiduciary Trust,  please contact
us.

By Telephone:
(800) [                   ]

By Mail:
First Fiduciary Trust
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:

You may review and obtain copies of First Fiduciary Trust information (including the SAI) at the SEC  Public  Reference  Room in  Washington,  D.C.  Please  call
1-202-942-8090 for information relating to the operation of the Public Reference
Room.  Reports and other  information about each Fund are available on the EDGAR
Database  on the  SEC's  Internet  site  at  http://www.sec.gov.  Copies  of the information  may be obtained,  after  paying a  duplicating  fee, by  electronic request at the following E-mail address:  publicinfo@sec.gov,  or by writing the
Public Reference Section,  Securities and Exchange Commission,  Washington, D.C.
20549-0102.

                                                       1940 Act File No. 811-[ ]

                                       25

FIRST FIDUCIARY TRUST

STATEMENT OF ADDITIONAL INFORMATION

[                 ], 2003

First Fiduciary Trust Growth Fund
First Fiduciary Trust Core Value Fund
First Fiduciary Trust Intermediate Fixed Income Fund

This Statement of Additional  Information  ("SAI") provides general  information about each of the series (individually,  a "Fund" and collectively, the "Funds")
of First  Fiduciary  Trust.  This SAI is not a prospectus  and should be read in conjunction with the Funds' current  Prospectus dated [ ], 2003, as supplemented and amended from time to time,  which is  incorporated  herein by reference.  To obtain a copy of the  Prospectus,  please write or call the Funds at the address or telephone number below.

First Fiduciary Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: (800) [          ]

General Information about First Fiduciary Trust
--------------------------------------------------------------------------------

First  Fiduciary  Trust  (the  "Trust")  is an  open-end  management  investment company,  organized as a Delaware  statutory  trust.  The  Declaration  of Trust permits the Trust to offer separate  series (the "Funds") of units of beneficial interest and separate classes.  Each of the Funds currently consists of a single class of shares of  beneficial  interest.  The Funds are each a series  and have their own investment objectives and policies. The Trust may establish additional series of the Trust at any time.

The Trust is  authorized  to issue an unlimited  number of interests (or shares)
with no par value.  Shares of each Fund have equal voting rights and liquidation rights,  and are voted in the  aggregate  and not by each Fund except in matters where a separate vote for each Fund is required by the Investment Company Act of
1940  (the  "1940  Act") or when the  matter  affects  only  the  interest  of a particular  Fund.  When matters are submitted to  shareholders  for a vote, each shareholder  is entitled  to one vote for each full share  owned and  fractional votes for  fractional  shares  owned.  The Trust does not  normally  hold annual meetings of shareholders.

Each share of a Fund represents an equal proportionate  interest with each other share of that Fund in the assets and  liabilities  belonging to that Fund and is entitled to such dividends and  distributions out of the income belonging to the
Fund as are  declared  by the  Board of  Trustees  of the Trust  (the  "Board of
Trustees").  The shares of the Funds do not have cumulative voting rights or any preemptive or conversion rights.  Expenses attributable to any Fund are borne by that  Fund.  Any  general  expenses  of the Trust not  readily  identifiable  as belonging to a particular  Fund are allocated by, or under the direction of, the
Trustees,  in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders.

The assets of the Fund  received  for the issue or sale of its  shares,  and all income,  earnings,  profits and proceeds thereof,  subject only to the rights of creditors,  shall constitute the underlying  assets of the Fund. In the event of the  dissolution  or  liquidation of the Fund, the holders of shares of the Fund are  entitled  to share  pro rata in the net  assets of the Fund  available  for distribution to shareholders.

Description of the Funds
--------------------------------------------------------------------------------

The First Fiduciary Trust Growth Fund, the First Fiduciary Trust Core Value Fund
and First Fiduciary Trust Intermediate Fixed Income Fund are each a "diversified fund," as defined under the 1940 Act.

The First  Fiduciary  Trust  Growth  Fund  seeks to  provide  long-term  capital appreciation.  The Fund typically  invests in a diversified  portfolio of equity securities of small-to-large  capitalization companies that are selected using a growth-oriented  investment  philosophy.  The Fund is  intended  to serve as the growth-oriented equity portion of an investor's overall investment plan.

The First Fiduciary Trust Core Value Fund seeks to provide capital  appreciation with current income, sometimes referred to as "total return." The Fund typically invests  in  a  diversified  portfolio  of  small-to-large  capitalization  U.S.
companies  that  are  selected  using  a  research-driven   and   value-oriented
investment  philosophy.  The Fund is  intended  to  serve as the  value-oriented equity portion of an investor's overall investment plan.

The First  Fiduciary  Trust  Intermediate  Fixed  Income  Fund  seeks to provide maximum  long-term  total return,  consistent  with  reasonable  risk.  The Fund typically invests in a diversified portfolio of high quality, intermediate term, fixed income  securities  that are selected to serve as the fixed income portion of an investor's overall investment plan.

                                       3

These  non-fundamental  investment objectives may be changed without shareholder approval which means that they may be changed by action of the Board of Trustees
without  shareholder  approval.   Unless  otherwise  noted,  all  of  the  other
investment policies and strategies  described in the prospectus or hereafter are non-fundamental.

Investment Restrictions
--------------------------------------------------------------------------------

Fundamental  Investment  Restrictions.  The Board of  Trustees  has  adopted the following  fundamental  investment  restrictions  for the Funds.  These policies cannot be changed  for any Fund  without  the  approval  of a  "majority  of the outstanding  voting  securities" of the Fund. Under the 1940 Act, a "majority of the outstanding  voting  securities" of a Fund means the affirmative vote of the lesser of: (i) more than 50% of the outstanding  voting  securities of the Fund;
or (ii) 67% or more of the voting  securities  of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or  represented  by  proxy.  In cases  where  the  current  legal or  regulatory
limitations   are  explained   within  these   investment   restrictions,   such
explanations are not part of the fundamental  investment  restriction and may be modified  without  shareholder  approval  to  reflect  changes  in the legal and regulatory  requirements.  The language of the restrictions that are fundamental are shown in italics.

Diversification.  Each Fund is  classified as  diversified  as defined under the
1940  Act and a Fund may not  change  its  classification  from  diversified  to non-diversified  without shareholder  approval.  Under the 1940 Act, diversified generally  means that a Fund may not,  with respect to 75% of its total  assets, invest more than 5% of its total assets in securities of any one issuer,  except obligations  issued  or  guaranteed  by the U.S.  Government,  its  agencies  or instrumentalities  and securities  issued by investment  companies,  or purchase more than 10% of the voting securities of any one issuer.

Concentration.  The Funds  will not make  investments  that  will  result in the concentration,  as that term may be defined  in the 1940 Act,  any rule or order
thereunder,   or  U.S.   Securities  and  Exchange   Commission   ("SEC")  staff
interpretation  thereof,  of their  investments  in the  securities  of  issuers primarily  engaged  in the same  industry.  The SEC  staff  currently  takes the position  that a  mutual  fund  concentrates  its  investments  in a  particular industry if 25% or more of its total assets are  invested in issuers  within the industry.  This  restriction does not limit a Fund from investing in obligations
issued   or   guaranteed   by  the  U.S.   government,   or  its   agencies   or
instrumentalities.   In  applying  each  Fund's  fundamental  policy  concerning industry concentration,  a Fund will apply a non-fundamental  policy,  described hereafter,  governing  categorization  of companies  into  specific  industries.
Concentration will be examined by looking at each company's particular niche and not its general industry.  In particular,  technology  companies will be divided according to their  products and  services;  for  example,  hardware,  software, information  services and  outsourcing,  and  telecommunications  will each be a separate industry.  Furthermore,  financial service companies will be classified according to the end users of their services;  for example,  automobile finance, bank  finance  and  diversified  finance  will  each be  considered  a  separate industry; asset-backed securities will be classified according to the underlying assets  securing  such  securities;  and,  utility  companies  will  be  divided according to their services;  for example,  gas, gas transmission,  electric and telephone will each be considered a separate industry.

Borrowing. The Funds will not borrow money or issue senior securities, except as permitted  by the 1940 Act,  any rule  thereunder,  or SEC staff  interpretation thereof.  The following sentences describe the current regulatory limits. A Fund may borrow up to 5% of its total  assets  for  temporary  purposes  and may also borrow  from  banks,  provided  that if  borrowings  exceed 5%, a Fund must have assets  totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. This provision allows a Fund to borrow from banks  amounts up to one-third (33 1/3%) of its total  assets,  including  those assets represented by the borrowing.

                                       4

Underwriting.  The Funds will not  underwrite  the  securities of other issuers, except  that a Fund  may  engage  in  transactions  involving  the  acquisition, disposition or resale of its portfolio securities,  under circumstances where it may be  considered to be an  underwriter  under the  Securities  Act of 1933, as amended (the "Securities Act").

Real Estate. The Funds will not purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent a Fund from investing in issuers that invest,  deal or otherwise  engage in  transactions  in real estate or interests  therein,  or investing in securities that are secured by real estate or interests therein.

Commodities.  The Funds will not purchase or sell physical  commodities,  unless acquired  as a result  of  ownership  of  securities  or other  instruments  and provided  that  this  restriction  does not  prevent  a Fund  from  engaging  in transactions  involving  futures  contracts and options  thereon or investing in securities that are secured by physical commodities;

Loans.  The Funds will not make loans,  provided that this  restriction does not prevent the Funds from  purchasing  debt  obligations,  entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Non-Fundamental   Investment   Restrictions.   In  addition  to  the  investment
objectives, strategies and policies described in the Prospectus and in this SAI,
the  Funds  will  be  subject  to  the  following   non-fundamental   investment
restrictions,  which  the  Board of  Trustees  may  change  without  shareholder approval.

Other Investment Companies. Each Fund is permitted to invest in other investment companies,  including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar transaction. Under current legal and regulatory requirements,  each Fund may invest up to 5% of its total assets in the  securities of any one investment company,  but may not own more than 3% of any investment  company or invest more than 10% of its total assets in the securities of other investment companies.

Liquidity. No Fund may invest more than 15% of its net assets in securities that it cannot sell or dispose of in the  ordinary  course of business  within  seven days at approximately the value at which the Fund has valued the investment.

Leveraging.  The Funds  will not  borrow for the  purpose  of  leveraging  their investments.  In this regard,  no Fund will purchase  portfolio  securities when borrowings exceed 5% of its total assets.

Investment Policies and Associated Risks
--------------------------------------------------------------------------------

The  following  paragraphs  provide a more detailed  description  of each Fund's investment  policies  and  their  associated  risks  identified  in  the  Funds'
Prospectus.  Unless otherwise noted,  these policies pertain to all of the Funds and are not fundamental  and may be changed by the Board of Trustees.  Each Fund is permitted to hold  securities  and engage in various  strategies as described hereafter, but none are obligated to do so, except as otherwise noted.

                                       5

Common and Preferred Stock

Equity  securities,  such as common stocks,  represent  shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a  specific  rate and have a  priority  claim  over  common  stocks in  dividend payments and  liquidation of assets.  Some  preferred  stocks may be convertible
into  common  stock.   Convertible  securities  are  securities  (such  as  debt
securities  or preferred  stock) that may be converted  into or exchanged  for a specified  amount  of  common  stock of the same or  different  issuer  within a particular  period of time at a  specified  price or  formula.  Please see "Debt
Securities" below.

Debt Securities

The Funds may invest in debt  securities,  including  debt  securities  that are convertible  into common stocks.  Debt and convertible  securities  purchased by each Fund will consist of obligations that are rated in the top three categories
(A or  better)  of  investment-grade  securities  by  at  least  one  nationally recognized  independent rating agency such as Moody's Investors  Services,  Inc.
("Moody's"),  Standard & Poor's  Rating  Group  ("S&P") or Duff & Phelps,  or in
un-rated debt  securities that the Fund considers to be equivalent to such rated investment-grade  securities,  having at least adequate capacity to pay interest and repay principal.

The ratings of S&P,  Moody's and other  nationally  recognized  rating  agencies represent  the  opinions  of those  rating  agencies  as to the  quality of debt securities.  It should be emphasized,  however, that ratings are general and are not absolute  standards of quality,  and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of  principal  and interest on most debt  securities  purchased by a
Fund will depend upon the ability of the issuers to meet their  obligations.  An issuer's  obligations under its debt securities are subject to the provisions of bankruptcy,  insolvency,  and other laws  affecting  the rights and  remedies of creditors,  such as the Federal  Bankruptcy Code, and laws, if any, which may be enacted by  federal  or state  legislatures  extending  the time for  payment of principal or interest,  or both, or imposing other  constraints upon enforcement of such  obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and  principal  of, its debt  securities  may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated  security may cease to be rated or its rating may be reduced below the minimum rating  required for purchase by the
Fund. The adviser of a Fund will consider such an event in  determining  whether the Fund  involved  should  continue to hold the  security.  For a more detailed description of ratings, see Appendix.

Borrowings

Each Fund may borrow funds to meet redemptions,  for other emergency purposes or to increase its portfolio  holdings of securities.  Such  borrowings may be on a secured or unsecured  basis at fixed or variable  rates of interest.  A Fund may borrow for such  purposes  an amount  equal to 33 1/3% of the value of its total assets.  The 1940 Act requires a Fund to maintain  continuous  asset coverage of not less than 300% with respect to all borrowings. If such asset coverage should decline to less than 300% due to market  fluctuations  or other reasons,  a Fund may be required to dispose of some of its portfolio  holdings  within three days in order to reduce the Fund's debt and restore the 300% asset  coverage and must do so, even though it may be  disadvantageous  from an investment  standpoint to dispose of assets at that time.

                                       6

Leveraging,  by means of borrowing, may exaggerate the effect of any increase or decrease in the value of portfolio  securities on a Fund's net asset value,  and money  borrowed  will be subject to interest  and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances),  which may or may not exceed the income  received from the  securities  purchased  with borrowed funds.

Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase,  which  includes  securities  with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations.  The Board of Trustees,  with the assistance of the adviser of the Fund and/or  pricing  services,  will determine the value of such securities  in good faith in  accordance  with the  provisions  of the 1940 Act.
Illiquid  securities  present the risks that a Fund may have difficulty  valuing these holdings  and/or may be unable to sell these holdings at the time or price desired.  There  are no  restrictions  on  each  Fund's  ability  to  invest  in restricted securities, which are securities that are not registered with the SEC under the Securities Act, except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered  liquid if determined to be so under procedures  adopted by the Board of Trustees.

Foreign Securities

Each Fund's  investments in the  securities of foreign  issuers may include both securities of foreign  corporations  and securities of foreign  governments  and their political subdivisions.

Each  Fund may  invest in  foreign  securities  directly,  or  through  American
Depository  Receipts  ("ADRs") or other forms of  depository  receipts,  such as
Global Depository Receipts ("GDRs"). Depository receipts are typically issued by a U.S. or foreign  bank or trust  company and evidence  ownership of  underlying securities  issued  by a  foreign  corporation.  Investments  in these  types of securities,  as well as securities of foreign issuers,  involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic  Factors.  The economies of foreign  countries may differ favorably or  unfavorably  from the United  States  economy in such  respects as growth of gross  national  product,  rate of  inflation,  capital  reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal  politics of certain foreign  countries may not be as stable as that of the United  States.  Governments in certain  foreign  countries also continue to participate to a significant  degree,  through ownership interest or regulation, in their  respective  economies.  Action  by  these  governments  could  include restrictions on foreign investment,  nationalization,  expropriation of goods or imposition  of taxes,  and could have a  significant  effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international  trade and are accordingly  affected by the trade policies and economic  conditions of their trading partners.  Enactment by
these  trading  partners  of  protectionist   trade  legislation,   or  economic
recessions or slow downs of those  partners,  could have a  significant  adverse effect upon the securities markets of such countries.

Currency Fluctuations. A change in the value of any foreign currency against the
U.S.  dollar will result in a  corresponding  change in the U.S. dollar value of securities held by a Fund, denominated in that currency.  Such changes will also affect a Fund's investments in ADRs or GDRs.

                                       7

Taxes.  The  interest  and  dividends  payable  on certain  foreign  securities, including those comprising an ADR, may be subject to foreign  withholding taxes, thus  reducing  the net  amount  of  income  to be paid to a Fund  and  that may ultimately be available for distribution to the Fund's shareholders.

Smaller and Mid-Sized Companies

Many of the companies in which the Funds may invest will include those that have limited  product lines, or services,  markets,  or financial  resources,  or are dependent on a small management group. In addition, because these stocks are not well-known  to the  investing  public,  do not  have  significant  institutional ownership,  and are followed by  relatively  few security  analysts,  there will normally be less publicly  available  information  concerning  these  securities compared to what is available for the  securities of larger  companies.  Adverse publicity  and  investor  perceptions,  whether  or  not  based  on  fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

Historically,  smaller  capitalization  stocks have been more  volatile in price than larger  capitalization  stocks.  Among the  reasons  for the greater  price volatility of these small company stocks are the less certain  growth  prospects of smaller firms,  the lower degree of liquidity in the markets for such stocks, the greater sensitivity of smaller companies to changing economic conditions and the fewer market  makers and wider spreads  between  quoted bid and asked prices which exist in the over-the-counter  market for such stocks.  Besides exhibiting
greater  volatility,   smaller  company  stocks  may,  to  a  degree,  fluctuate
independently  of larger company  stocks.  Smaller company stocks may decline in price as large company  stocks rise,  or rise in price as large  company  stocks decline. Investors should therefore expect that a Fund that invests primarily in small  and  mid  cap  issuers  will be more  volatile  than,  and may  fluctuate independently of, broad stock market indices such as the S&P 500(R)Index.

Temporary Investments
--------------------------------------------------------------------------------

Under  normal  market  conditions,  each Fund may have money  received  from the purchase  of Fund  shares,  or  money  received  on the  sale  of its  portfolio securities for which suitable investments consistent with such Fund's investment objectives are not immediately available.  Under these circumstances,  each Fund may have  such  monies  invested  in cash or cash  equivalents  in order to earn income on this portion of its assets.  Cash equivalents include investments such
as  U.S.  government  obligations,   repurchase  agreements,  bank  obligations,
commercial  paper and  corporate  bonds with  remaining  maturities  of thirteen months or less.  A Fund may also have a portion of its assets  invested  in cash equivalents  in  order  to meet  anticipated  redemption  requests  or if  other suitable securities are unavailable. In addition, a Fund may reduce its holdings in equity and other  securities and may invest all or  substantially  all of its assets in cash and cash  equivalents for temporary  defensive  purposes,  during periods in which the adviser of the Fund believes changes in economic, financial or  political  conditions  make  it  advisable  when a Fund  invests  in  such a temporary defensive manner, it may not meet its investment objective.

U.S. Government Obligations

The Funds may each invest in a variety of U.S.  Treasury  obligations  including bonds,  notes  and  bills  that  mainly  differ  only in their  interest  rates, maturities  and time of  issuance.  The  Funds  may also  each  invest  in other securities  issued  or  guaranteed  by the U.S.  government,  its  agencies  and instrumentalities;  such as obligations of Federal Home Loan Banks, Federal Farm
Credit Banks,  Federal Land Banks, the Federal Housing  Administration,  Farmers
Home  Administration,  Export-Import  Bank of the United States,  Small Business
Administration,  Government  National  Mortgage  Association,  Federal  National
Mortgage  Association,   General  Services  Administration,   Central  Bank  for
Cooperatives,  Federal  Home Loan  Mortgage  Corporation,  Federal  Intermediate
Credit Banks, Maritime  Administration,  and Resolution Trust Corp. No assurance can be given that the U.S.  government  will provide  financial  support to U.S.
government-sponsored  agencies or instrumentalities if it is not obligated to do so by law.

                                       8

Repurchase Agreements

Repurchase  agreements  are  agreements by which a Fund purchases a security and obtains a simultaneous  commitment from the seller to repurchase the security at an agreed  upon price and date.  The resale  price is in excess of the  purchase price and  reflects an agreed upon market rate  unrelated  to the coupon rate on the purchased security.  Repurchase  agreements must be fully collateralized and can be entered into only with  well-established  banks and  broker-dealers  that
have  been  deemed   creditworthy  by  the  adviser  of  the  Fund.   Repurchase
transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to a Fund's limit on illiquid securities.  A
Fund that enters into a  repurchase  agreement  may lose money in the event that the other party  defaults on its obligation and the Fund is delayed or prevented from disposing of the collateral. A Fund also might incur a loss if the value of the collateral  declines,  and it might incur costs in selling the collateral or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy  or became  insolvent,  disposition  of  collateral  might be delayed pending court action.

Bank Obligations

Bank  obligations  include  bankers'  acceptances,  negotiable  certificates  of deposit and  non-negotiable  time deposits,  including  U.S.  dollar-denominated instruments  issued or  supported  by the  credit of U.S.  or  foreign  banks or savings  institutions.  Although  each of the Funds may  invest in money  market obligations  of foreign banks or foreign  branches of U.S.  banks only where the adviser of the Fund  determines the instrument to present  minimal credit risks, such investments may nevertheless  entail risks that are different from those of investments  in  domestic  obligations  of  U.S.  banks  due to  differences  in political,  regulatory and economic  systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund's total  assets at the time of  purchase.  Each
Fund may also make  interest-bearing  savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Commercial Paper

Investments  by a Fund in  commercial  paper will consist of issues rated at the time of  investment  as A-1  and/or P-1 by S&P,  Moody's  or  similar  rating by another  nationally  recognized rating agency.  In addition,  a Fund may acquire un-rated commercial paper and corporate bonds that are determined by the adviser of the  Fund at the  time of  purchase  to be of  comparable  quality  to  rated instruments that may be acquired by such Fund as previously described.

Corporate Bonds

For information  regarding the Funds' investments in corporate bonds, please see the section on "Debt Securities" above.

Management of the Funds
--------------------------------------------------------------------------------
Board of Trustees

The Board of Trustees  supervises the  management and affairs of the Funds.  The
Board of  Trustees  consists  of 5  individuals,  3 of whom are not  "interested persons" of the Trust; as that term is defined in the 1940 Act (the "Independent
Trustees").  The members of the Board of Trustees are fiduciaries for the Funds'
shareholders  and are  governed  by the laws of the  State of  Delaware  in this regard.  The Board of Trustees  establishes  policies  for the  operation of the
Funds and appoints the officers who conduct the daily business of the Funds. The current  members of the Board of  Trustees  and  officers of the Trust and their ages are listed below with their  addresses,  present  positions with the Trust, term of office with the Trust and length of time served,  principal  occupations over at least the last five years and other directorships held.

                                       9

---------------- -------------- ---------------- ------------------- ---------------------- ---------------
 Name, Age and   Position with  Term of Office       Principal       Number of Portfolios       Other
    Address        the Trust     and Length of      Occupations         in Fund Complex      Trusteeships
                                  Time Served     During the Past     Overseen by Trustee     Positions
                                                     Five Years                                held by
                                                                                               Trustee
---------------- -------------- ---------------- ------------------- ---------------------- ---------------

Independent Trustees
---------------- -------------- ---------------- ------------------- ---------------------- ---------------
Independent
Trustees
[to be
determined]
---------------- -------------- ---------------- ------------------- ---------------------- ---------------

Interested Trustees
---------------- -------------- ---------------- ------------------- ---------------------- ---------------
Bradley A.
Bergman *        President,       Indefinite       Chief Executive                                N/A
Age:             Chairman,        term since       Officer of
                 Trustee          inception.       Midwest Trust
                                                   Company since
                                                   [___________].
---------------- -------------- ---------------- ------------------- ---------------------- ---------------
-----------------------------------------------------------------------------------------------------------
Officers of the Trust [To be Determined]
-----------------------------------------------------------------------------------------------------------

*Mr. Bergman is considered to be an "interested person" of the Funds, as defined in the 1940 Act, due to his ownership  interests in the adviser and  sub-adviser of the Funds.

Board Committees

The Board of Trustees has one standing committee as described below:

Audit Committee.  The Audit Committee is responsible for advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually.  The Audit Committee is comprised of all of the  Independent  Trustees.  As the Funds are newly formed  series of the
Trust, the Audit Committee has not met with respect to the Funds.

Compensation

For their service as Trustees of the Trust,  the  Independent  Trustees  receive
$1,000 per meeting  attended,  as well as reimbursement for expenses incurred in connection with attendance at such meetings.  The "interested persons" who serve as Trustees of the Trust receive no compensation for their service as Trustees.

The members of the Board of  Trustees  are  expected  to receive  the  following compensation for the upcoming year:

                                       10

                                                                                        Total
                         Aggregate             Pension or Retirement Estimated Annual Compensation from
Name of Person/Position  Compensation From the Benefits Accrued as   Benefits Upon    Trust Paid to
                         Trust                 Part of Fund Expenses Retirement       Trustees
------------------------ --------------------- --------------------- ---------------- -----------------

Bradley A. Bergman,        None                  None                  None             None
President, Chairperson,
Trustee
------------------------ --------------------- --------------------- ---------------- -----------------
Independent Trustee
 [to be determined]
------------------------

Board of Trustees' Interest in the Funds

                                    Key
A.       $1-$10,000
B.       $10,001-$50,000
C.       $50,001-$100,000
D.       over $100,000

Dollar Range of Equity Securities Beneficially Owned in the Funds

                     First        First Fiduciary First Fiduciary   Aggregate Dollar Range of Equity
                     Fiduciary    Trust Core      Trust             Securities in All Registered
Name of Trustee      Trust Growth Value Fund      Intermediate      Investment Companies Overseen by
                     Fund                         Fixed Income Fund Trustee in Family of Investment
                                                                    Companies
-------------------- ------------ --------------- ----------------- --------------------------------

Bradley A. Bergman,  None         None            None              None
Interested Trustee
Independent Trustee
[to be determined]

                                       11

Principal Holders, Control Persons and Management Ownership

A principal  shareholder is any person who owns of record or  beneficially 5% or more  of the  outstanding  shares  of any of the  Funds.  As of [ ],  2003,  for organizational  purposes,  Bradley A. Bergman owned of record 100% of the shares of  each  of the  Funds.  Accordingly,  as of [ ],  2003,  Mr.  Bergman  owned a controlling  interest  in each of the  Funds.  A control  person is one who owns beneficially  or  through  controlled  companies  more  than  25% of the  voting securities of a company or acknowledges the existence of control.

As of [ ], 2003, the Initial  Trustees owned 100% of the  outstanding  shares of each of the Funds.

Investment Advisers
--------------------------------------------------------------------------------

Financial Counselors, Inc. ("FCI"), a Delaware corporation,  serve as investment advisers to the First  Fiduciary  Trust  Growth Fund and First  Fiduciary  Trust
Intermediate  Fixed  Income  Fund.  Eveans Bash Klein,  Inc.  ("EBK"),  a Kansas
corporation  serves and  investment  adviser to the First  Fiduciary  Trust Core
Value Fund and as sub-adviser  to the First  Fiduciary  Trust Growth Fund.  Each adviser is  registered  as an  investment  adviser  with the SEC.  The  advisers
provide   investment   management   services  to   individual,   corporate   and
institutional  clients.  As of September 30, 2003, EBK and FCI currently  manage approximately $700 million and $[ ] in client assets, respectively.

On [ ], 2003 the Board of the  Trustees,  on behalf of the Funds,  approved  the investment advisory agreements and the sub-advisory agreement (the "Agreements")
with the advisers each for an initial two-year period.  The factors the Board of
Trustees  considered  when approving the Investment  Management  Agreement to be added in subsequent  amendment.  After the initial  period,  the  Agreements may continue on a year-to-year  basis for each Fund provided that specific  approval is voted at  least  annually  by the  Board  of  Trustees  or by the vote of the holders of a majority  of the  outstanding  voting  securities  of the Fund.  In either event, it must also be approved by a majority of the Independent Trustees of Trust who are not  parties  to the  Agreements  at a meeting  called  for the purpose of voting on such  approval.  The Agreements may be terminated as to any
Fund at any time,  without the payment of any penalty,  by the Board of Trustees or by vote of a majority of the outstanding  voting  securities of the Fund. The advisers' investment decisions are made subject to the direction and supervision of the Board of Trustees.

The advisers provide or oversee the investment advisory services provided to the
Funds.  For their advisory  services,  the advisers are entitled to an aggregate fee,  calculated  daily  and paid  monthly,  at an  annual  fee from  each  Fund according to the following table:

                                                                      Advisory Fee (as a
Fund:                                        Adviser   Sub-Adviser    percentage of average
                                                                      daily net assets):
First Fiduciary Trust Growth Fund            FCI       EBK            0.60%*
First Fiduciary Trust Core Value Fund        EBK       None           0.60%
First Fiduciary Trust Fixed Income Fund      FCI       None           0.45%

     *Pursuant to the Sub-Advisory  Agreement between the First Fiduciary Trust, on  behalf of the First  Fiduciary  Trust  Growth  Fund,  FCI and EBK,  FCI will receive 0.30% as a percentage of the First Fiduciary Trust Growth Fund's average daily net assets for its services as adviser to the First Fiduciary Trust Growth
Fund and EBK will receive  0.30% as a percentage  of the First  Fiduciary  Trust
Growth Fund's  average daily net assets for its services as  sub-advisor  to the
First Fiduciary Trust Growth Fund.

                                       12

Distribution and Shareholder Servicing
--------------------------------------------------------------------------------

Distributor and Sub-Distributor

Quasar  Distributors,  LLC  (the  "Distributor),  an  affiliate  of  the  Funds'
accounting and administrative service provider, U.S. Bancorp Fund Services, LLC, is the distributor for the Funds pursuant to a Distribution  Agreement among the
Trust,  the  adviser  and  the  Distributor  dated  [ ].  The  Distributor  is a registered  broker-dealer  and member of the National  Association of Securities
Dealers,  Inc.  Shares of each  Fund are  offered  on a  continuous  basis.  The
Distribution  Agreement  provides that the  Distributor,  as agent in connection with the  distribution  of shares of the  Funds,  will use its best  efforts  to distribute the Funds' shares.

Distribution Plan

The Funds have adopted a Distribution  Plan (the "Plan")  pursuant to Rule 12b-1 under  the 1940 Act,  which was  approved  by the  Board of  Trustees.  The Plan permits  payments  by the  Funds in  connection  with the  distribution  of Fund shares, if authorized by Fund management,  at an annual rate of 0.25% of each of the Fund's  average  daily net assets.  Payments may be made by a Fund under the
Plan for the purpose of financing any activity  primarily  intended to result in the sale of  shares  of a Fund,  as  determined  by Fund  management  under  the supervision of the Board of Trustees,  and for the purpose of providing  certain
services  to  existing   shareholders.   Such  activities   typically   include:
advertising;  compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors;  shareholder account servicing;  production and dissemination of prospectuses and sales and marketing materials;  and capital or other expenses of the Distributor associated with the sale of  shares of the  Funds  including  equipment,  rent,  salaries,  bonuses, interest and other overhead.  To the extent any activity is one which a Fund may finance  without  the Plan,  that Fund may also make  payments  to finance  such activity  outside of the Plan, and is not subject to its  limitations.  Payments under  the  Plan are  based  upon a  percentage  of  average  daily  net  assets attributable  to the Funds  regardless of the amounts  actually paid or expenses actually  incurred by the Distributor;  however,  in no event, may such payments
exceed  the  maximum  allowable  fee.  It  is,  therefore,   possible  that  the
Distributor  or others may realize a profit in a particular  year as a result of these  payments.  The Plan increases  each Fund's  expenses from what they would otherwise  be. A Fund may  engage in joint  distribution  activities  with other
First  Fiduciary  Trust and to the extent the  expenses  are not  allocated to a specific Fund, expenses will be allocated based on each Fund's net assets.

Rule 12b-1  requires that (i) the Board of Trustees  receive and review at least quarterly reports  concerning the nature and qualification of expenses which are made; (ii) the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Fund and who have no direct or indirect interest in the  operation  of the Plan or in any  agreements  relating  to the Plan (the
"12b-1 Trustees"),  approve all agreements  implementing the Plan; and (iii) the
Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the 12b-1 Trustees,  concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Fund  management  has informed the Board of Trustees  that it does not currently intend  to permit  the Fund to make any  payments  under the Plan,  and that any distribution and/or shareholder  servicing costs will be borne by the adviser or its affiliates. This voluntary arrangement may be terminated at any time.

Shareholder Servicing Agents

Each Fund may enter into  agreements  with  certain  organizations  that provide
various   services  to  Fund   shareholders.   Pursuant   to  such   agreements,
organizations that provide shareholder  services may be entitled to receive fees from a Fund for  shareholder  support.  Such  support may  include,  among other
things,   assisting  investors  in  processing  their  purchase,   exchange,  or
redemption requests, or processing dividend and distribution payments.

                                       13

Service Providers
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The Trust  entered  into a number of  agreements  whereby  certain  parties will provide various services to the Funds.

U.S.  Bancorp  Fund  Services,   LLC  ("USBFS")  will  provide   accounting  and
administrative services and shareholder servicing to the Funds as transfer agent and  dividend  disbursing  agent.  USBFS's  address is 615 E.  Michigan  Street,
Milwaukee, Wisconsin 53202. The services to be provided under the Transfer Agent
Servicing  Agreement include  processing  purchase and redemption  transactions, establishing  and  maintaining  shareholder  accounts  and  records,  disbursing dividends declared by the Funds, day-to-day administration of matters related to the  existence  of the Trust under state law (other  than  rendering  investment advice), maintenance of its records, preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for "Blue
Sky"  purposes and  assistance  in the  preparation  of the Funds'  registration statement under federal and state securities laws.

The Northern  Trust  Company,  is the  custodian of the assets of the Funds (the
"Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of [ ] ("Custody  Agreement"),  whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is
50 La Salle Street, Chicago, Illinois 60675.

Pursuant to a Fund  Administration  Servicing  Agreement  and a Fund  Accounting
Servicing  Agreement,  each  between  USBFS and the Trust,  USBFS also  performs certain  administrative,  accounting and tax reporting  functions for the Funds, including  preparation  and filing federal and state tax returns,  preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC,  preparing  financial  statements for the Annual and Semi-Annual Reports to the SEC and current investors,  monitoring the Funds' expense accruals,  performing securities valuations and, from time to time,  monitoring the Funds'  compliance  with their  investment  objectives and restrictions.

Anti-Money Laundering Program
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The Trust has  established  an  Anti-Money  Laundering  Compliance  Program (the
"Program")  as  required  by U.S.  anti-money  laundering  laws and  regulations adopted by the  Department  of the  Treasury  and the SEC  thereunder  (the "AML
Laws").  In order to  ensure  compliance  with  this law,  the  Trust's  Program provides for the  development  of internal  practices,  procedures and controls, designation of anti-money  laundering  compliance officers,  an ongoing training program and an independent  audit function to determine the effectiveness of the
Program.

Procedures to implement the Program include, but are not limited to, determining that the  Fund's  Distributor  and  USBFS  have  established  proper  anti-money laundering  procedures,  reporting  suspicious and/or fraudulent  activity and a complete  and  thorough  review  of all new  opening  account  applications.  As required under the AML Laws the Trust will not transact business with any person or entity whose identity cannot be adequately.

                                       14

Codes of Ethics
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The Trust,  the advisers and the  Distributor  have adopted Codes of Ethics (the
"Codes")  that  govern the  conduct of  employees  of the  Trust,  advisers  and
Distributor  who may have  access to  information  about the  Funds'  securities transactions.  The Codes recognize that such persons owe a fiduciary duty to the
Funds'  shareholders and must place the interests of shareholders ahead of their own interests.  Among other things,  the Codes require  pre-clearance of certain personal securities transactions;  certain blackout periods for personal trading of securities which may be considered for purchase or sale by the advisers for a
Fund or other  clients  of the  advisers;  annual  and  quarterly  reporting  of personal securities holdings; and limitations and/or pre-clearance  requirements on personal  trading of initial  public  offerings.  Violations of the Codes are subject to review by the Board of Trustees and could result in severe penalties.

Proxy Voting Procedures
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The advisers provide a voice on behalf of shareholders of the Fund. The advisers view the proxy voting process as an integral part of the  relationship  with the
Funds. The advisers are also in a better position to monitor corporate  actions, analyze  proxy  proposals,  make voting  decisions  and ensure that  proxies are submitted  promptly.  Therefore,  the Funds  delegate  their  authority  to vote proxies to the advisers,  subject to the  supervision  of the Board of Trustees.
The Funds' proxy voting policies are summarized below.

Policies of the Funds' Investment Advisers

It is the advisers' policy to vote all proxies received by a Fund within 10 days of  receipt.  Upon  receiving  each proxy the  advisers  will  review the issues presented  and make a  decision  to vote for,  against or abstain on each of the issues  presented in accordance with the proxy voting  guidelines that they have adopted.  The advisers  will consider  information  from a variety of sources in evaluating  the issues  presented  in a proxy.  The advisers  generally  support policies,  plans and structures that they believe give quality  management teams appropriate  latitude  to run the  business  in a way that is likely to maximize value for owners.  Conversely,  the advisers  generally  oppose  proposals  that clearly have the effect of restricting  the ability of  shareholders  to realize the full potential value of their investment.

Conflicts of Interest

The advisers' duty is to vote in the best interests of the Fund's  shareholders.
Therefore,  in  situations  where there is a conflict  of  interest  between the interests of the advisers and the interests of the Funds, the advisers will take one of the following steps to resolve the conflict:

1.   Vote  the  securities  based  on a  pre-determined  voting  policy  if  the
     application  of  the  policy  to  the  matter  presented   involves  little
     discretion on the part of the advisers;

2.   Disclose the conflict to the  Independent  Trustees of the Funds and obtain their direction on how to vote the proxy; or

3.   Vote the securities in accordance with a  pre-determined  policy based upon the  recommendations  of an independent third party, such as a proxy voting service.

In the event of a conflict  between the interests of the advisers and the Funds, the advisers'  policies  provide that the conflict may be disclosed to the Board of Trustees or its  delegate,  who shall  provide  direction  on how to vote the proxy.  The Board of Trustees has delegated  this  authority to the  independent trustees, and the proxy voting direction in such a case shall be determined by a majority of the independent trustees.

                                       15

More Information

The actual  voting  records  relating to  portfolio  securities  during the most recent  12-month  period ended June 30  (starting  with the year ending June 30,
2004) will be  available  without  charge,  upon  request by calling  toll-free,
1-800-[ ]or by accessing the SEC's website at www.sec.gov.  In addition,  a copy of the Funds' proxy voting policies and procedures are also available by calling
1-800-[ ] and will be sent within three business days of receipt of a request.

Valuation of Shares
--------------------------------------------------------------------------------

Shares  of each  Fund are sold on a  continuous  basis  at the net  asset  value
("NAV") per share next  computed  following  acceptance of an order by the Fund.
Each Fund's NAV per share for the  purpose of pricing  purchase  and  redemption orders is determined generally at 4:00 p.m. Eastern time on each day the Fund is open.  The Funds  are  generally  open on the same days that the New York  Stock
Exchange  ("NYSE")  is open for  trading.  The NYSE is closed  on the  following holidays:  New Year's Day, Martin Luther King, Jr.'s Day,  President's Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor  Day,  Thanksgiving  Day  and
Christmas Day.

Portfolio  securities  listed on a national or foreign  securities  exchange for which market  quotations  are available are valued at the last quoted sale price on each  Business  Day  (defined as days on which the Fund is open for  business
("Business Day")) or, if there is no such reported sale, at the mean between the most recent quoted bid and asked price.  Price  information on listed securities is taken from the exchange where the security is primarily traded.

Information about the market value of each portfolio security may be obtained by the advisers from an independent  pricing  service.  The pricing  service relies primarily on prices of actual market  transactions as well as trader quotations.
However,  the pricing service may use a matrix system to determine valuations of fixed income securities.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its  valuations  are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

U.S.  government  and agency  securities are valued at the mean between the most recent bid and asked prices. Other fixed-income  securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from
pricing  services,   which  take  into  account   appropriate  factors  such  as
institutional  sized trading in similar  groups of securities,  yield,  quality, coupon rate, maturity,  type of issue, trading  characteristics and other market data.  Fixed-income securities with remaining maturities of 60 days or less will be valued by the  amortized  cost method,  which  approximates  market value and involves  valuing a security at its cost on the date of purchase and  thereafter
(absent unusual  circumstances)  assuming a constant amortization to maturity of any discount or premium,  regardless  of the impact of  fluctuations  in general market  rates of  interest  on the value of the  instrument.  While this  method provides certainty in valuation, it may result in periods during which value, as determined  by this  method,  is higher or lower than the price the Trust  would receive if it sold the instrument.  During periods of declining  interest rates, the daily yield of a Fund may tend to be higher than a like  computation made by a company with identical  investments utilizing a method of valuation based upon market  prices  and  estimates  of  market  prices  for  all  of  its  portfolio securities.  Thus,  if the use of amortized  cost by a Fund  resulted in a lower aggregate portfolio value on a particular day, a prospective  investor in a Fund would  be able to  obtain  a  somewhat  higher  yield  that  would  result  from
investment  in  a  company   utilizing   solely  market  values,   and  existing
shareholders  in the Fund would  experience  a lower yield.  The converse  would apply during a period of rising interest rates.

                                       16

Purchase and Redemption of Shares
--------------------------------------------------------------------------------

The purchase and  redemption  price of shares is the NAV next  calculated  after receipt of an order in proper form.  Proper form  includes,  among other things, compliance with the Fund's customer  identification  procedures adopted pursuant to the AML Laws. As described in the Funds' prospectus,  financial  institutions and  intermediaries  may purchase or redeem Fund shares on any day that the NYSE is open for business by placing orders with USBFS (or their  authorized  agent).
Institutions  and  intermediaries  that use certain  proprietary  systems of the advisers  may place  orders  electronically  through  those  systems.  Each Fund reserves  the right to refuse any  purchase  requests,  particularly  those that would not be in the best  interests  of the Fund or its  shareholders  and could adversely affect the Fund or its operations.

It is currently the Trust's  policy to pay all  redemptions  in cash.  The Trust retains the right  however,  to alter this policy to provide for  redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A gain or loss for federal  income tax  purposes may be realized by a taxable  shareholder  upon an in-kind redemption  depending upon the shareholder's  basis in the shares of the
Trust redeemed.

Purchases and redemptions of Fund shares may be made on any day the NYSE is open for  business.  The Trust  reserves the right to suspend the right of redemption and/or to postpone the date of payment  upon  redemption  for any period  during which trading on the NYSE is restricted, or during the existence of an emergency
(as  determined by the SEC by rule or  regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable,  or for such other periods as the SEC may by order  permit.  The Trust also reserves the right to suspend  sales of shares of the Funds for any period  during  which the
NYSE, the Distributor, and/or the Custodian are not open for business.

Portfolio Transactions
--------------------------------------------------------------------------------

Assets of the Funds are invested by the advisers in a manner  consistent  with a
Fund's investment objective,  strategies,  policies and restrictions, as well as with any instructions the Board of Trustees may issue from time to time.  Within this framework, the advisers are responsible for making all determinations as to the  purchase  and sale of  portfolio  securities  for a Fund and for taking all steps necessary to implement  securities  transactions on behalf of a Fund. When placing  orders,  the advisers  will seek to obtain the best net results  taking into account such factors as price (including  applicable dealer spread),  size, type and difficulty of the transaction  involved,  the firm's general  execution and  operational  facilities,  and the firm's risk in positioning the securities involved.

Consistent  with their duty to obtain best  execution,  the Funds'  advisers may
allocate   brokerage  or  principal   business  to  certain   broker-dealers  in
recognition  of the sale of shares of a Fund.  The Funds have no  obligation  to deal with any  broker-dealer  or group of brokers or dealers in the execution of transactions  in portfolio  securities,  nor will the Funds  purchase  portfolio securities from any affiliated  person acting as principal  except in conformity with the regulations promulgated by of the SEC.

For  securities  traded  in the  over-the-counter  markets,  the  advisers  deal directly  with the dealers who make markets in these  securities  unless  better prices and execution are available elsewhere.  The advisers negotiate commission rates with  brokers  based on the quality and  quantity of services  provided in light of  generally  prevailing  rates,  and while the advisers  generally  seek reasonably  competitive  commission  rates, a Fund does not  necessarily pay the lowest commissions  available.  The Board of Trustees  periodically  reviews the commission rates and allocation of orders.

                                       17

When consistent with the objectives of best price and execution, business may be placed with  broker-dealers who furnish  investment  research or services to the advisers.  Such research or services include advice, both orally and in writing, as to the value of securities;  the advisability of investing in,  purchasing or selling securities;  the availability of securities, or purchasers or sellers of securities;  as well as analyses  and  reports  concerning  issues,  industries, securities,  economic factors and trends, portfolio strategy and the performance
of  accounts.   To  the  extent   portfolio   transactions   are  effected  with
broker-dealers  who furnish research and/or other services to the advisers,  the advisers receive a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.  Such research  or services  provided by a  broker-dealer  through  whom the  advisers effect  securities  transactions  for a Fund  may be  used  by the  advisers  in servicing all of its accounts. In addition,  the advisers may not use all of the research and services  provided by such  broker-dealer  in  connection  with the
Fund.

The  Trust  may  also  enter  into   arrangements,   commonly   referred  to  as
"brokerage/service   arrangements"  with  broker-dealers  pursuant  to  which  a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in  exchange  for fund  brokerage.  Under a typical  brokerage/service arrangement,  a  broker  agrees  to  pay a  portion  of  the  Fund's  custodian, administrative or transfer agency fees, etc., and, in exchange,  the Fund agrees to direct a minimum amount of brokerage to the broker.  The advisers,  on behalf of the Trust,  usually  negotiates  the terms of the  contract  with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund,  another  portfolio  series of the
Trust or other private accounts managed by the advisers.  If and when a Fund and two or more  accounts  simultaneously  purchase or sell the same  security,  the transactions  will be  allocated  as to price  and  amount  in  accordance  with arrangements  equitable to the Fund and the accounts.  The simultaneous purchase or  sale  of the  same  securities  by a Fund  and  other  accounts  may  have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

PORTFOLIO TURNOVER

Although the Funds  generally will not invest for short-term  trading  purposes, portfolio  securities may be sold without regard to the length of time they have been held  when,  in the  opinion  of the  advisers,  investment  considerations warrant such action.  Portfolio  turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio  securities for the fiscal year by (2)
the monthly average of the value of portfolio securities owned during the fiscal year.  A 100%  turnover  rate would  occur if all the  securities  in the Fund's portfolio,  with the  exception of  securities  whose  maturities at the time of acquisition were one year or less, were sold and either  repurchased or replaced within one year.  A high rate of  portfolio  turnover  (100% or more)  generally leads to higher  transaction costs and may result in a greater number of taxable transactions.

                                       18

Taxes
--------------------------------------------------------------------------------

Distributions of net investment income

Each Fund receives income generally in the form of dividends and interest on its investments.  This income,  less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you.  If you are a taxable  investor,  any  distributions  by the Fund from such income will be taxable to you as ordinary  income,  whether you receive  them in cash or in additional shares.

Distributions of capital gain

A Fund may  realize a capital  gain or loss in  connection  with  sales or other dispositions  of its portfolio  securities.  Distributions  from net  short-term capital gain will be taxable to you as ordinary income.  Distributions  from net long-term  capital  gain  will be  taxable  to you as  long-term  capital  gain, regardless  of how long you have held your  shares in the Fund.  Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed  more  frequently,  if necessary,  to reduce or eliminate  excise or income taxes on the Fund.

Effect of foreign investments on distributions

Most foreign  exchange gain realized by a Fund on the sale of debt securities is treated as ordinary  income.  Similarly,  foreign  exchange loss realized on the sale of debt  securities  generally is treated as ordinary loss.  This gain when distributed will be taxable to you as ordinary income,  and any loss will reduce a Fund's  ordinary  income  otherwise  available for  distribution  to you. This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital  in excess of your  basis in  shares of a Fund is  taxable  as a capital gain.

Certain  Funds may  invest in foreign  securities  and may be subject to foreign withholding taxes on income from these  securities.  This, in turn, could reduce ordinary  income  distributions  to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass  through to you your pro rata  share of foreign  taxes paid by the Fund. If this election is made, the year-end  statement you receive from the
Fund will show more taxable income than was actually distributed to you. In that case,  you will be  entitled  either  to  deduct  your  share of these  taxes in computing  your taxable  income or to claim a foreign tax credit for these taxes against  your U.S.  federal  income tax  (subject  to  limitations  for  certain shareholders).  The Fund will  provide  you with the  information  necessary  to complete your personal income tax return if it makes this election.

Information on the amount and tax character of distributions

Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes  shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate  and  distribute to you, as ordinary  income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your  investment  in the  Fund.  Taxable  distributions  declared  by a Fund  in
December  but  paid  in  January  are  taxable  to you as if they  were  paid in
December.

                                       19

Election to be taxed as a regulated investment company

Each Fund intends to elect to be treated as a regulated investment company under
Subchapter  M of  the  Internal  Revenue  Code  (the  "Code").  As  a  regulated investment  company,  a Fund  generally pays no federal income tax on the income and gain it distributes  to you. The Trustees  reserve the right not to maintain the  qualification  of the  Fund  as a  regulated  investment  company  if  they determine  such a course of action to be beneficial to  shareholders.  In such a case, the Fund would be subject to federal, and possibly state,  corporate taxes on its  taxable  income  and gain,  and  distributions  to you would be taxed as ordinary  dividend  income to the extent of the  Fund's  earnings  and  profits.

Excise tax distribution requirements

To avoid federal excise taxes,  the Code requires a Fund to distribute to you by
December  31 of each  year,  at a minimum,  the  following  amounts:  98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month  period ending October 31; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares

Redemptions  (including  redemptions  in kind) and  exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange  them for shares of a different  First  Fiduciary
Trust,  the IRS will require that you report any gain or loss on your redemption or exchange.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital  gain or loss and will be  long-term or  short-term, generally depending on how long you held your shares.

By law, the Fund must  withhold a percentage of your taxable  distributions  and redemption  proceeds  if you do not  provide  your  correct  social  security or taxpayer  identification  number and certify  that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Wash sales

All or a  portion  of any loss that you  realize  on a  redemption  of your Fund shares  is  disallowed  to the  extent  that you buy  other  shares  in the Fund
(through  reinvestment of dividends or otherwise) within 30 days before or after your share  redemption.  Any loss disallowed  under these rules is added to your tax basis in the new shares.

U.S. government securities

The income earned on certain U.S. government securities is exempt from state and local  personal  income  taxes if earned  directly  by you.  States  also  grant tax-free  status  to  dividends  paid  to you  from  interest  earned  on  these
securities,   subject  in  some  states  to  minimum   investment  or  reporting
requirements  that  must be met by a Fund.  The  income on Fund  investments  in certain securities, such as repurchase agreements,  commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA)
or Federal National Mortgage Association (FNMA) securities),  generally does not qualify  for  tax-free  treatment.  The rules on  exclusion  of this  income are different for corporations.

                                       20

Dividends-received deduction for corporations

If you are a corporate shareholder,  a percentage of the dividends to be paid by
certain   Funds  for  the  most   recent   fiscal   year  may  qualify  for  the
dividends-received  deduction.  You may be  allowed  to deduct  these  qualified dividends,  thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends  designated by a Fund as eligible for such  treatment.  All dividends  (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends,  generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Investment in complex securities

A Fund may invest in complex  securities that may be subject to numerous special and complex tax rules.  These rules could affect whether gain or loss recognized by the Fund is treated as  ordinary  or  capital,  or as  interest  or  dividend income.  These rules could also accelerate the recognition of income to the Fund
(possibly  causing the Fund to sell  securities  to raise the cash for necessary distributions)  and/or  defer the Fund's  ability to  recognize a loss,  and, in limited  cases,  subject  the Fund to U.S.  federal  income  tax on income  from certain  foreign  securities.  These  rules could  therefore  affect the amount, timing or character of the income distributed to you by the Fund.

Performance Information
--------------------------------------------------------------------------------

Yield Calculations

Yield  is  computed  based on the net  income  of a Fund  during  a  30-day  (or one-month)  period,  which will be identified in connection  with the particular yield  quotation.  More  specifically,  the  yield of shares  is  calculated  by dividing the net investment  income per share for that Fund (as described below)
earned  during a 30-day (or  one-month)  period by the net asset value per share for that Fund on the last day of the  period  and  annualizing  the  result on a semiannual basis by adding one to the quotient,  raising the sum to the power of six,  subtracting  one from the result and then  doubling  the  difference.  Net investment income per share earned during the period  attributable to that class is based on the average daily number of shares of the class  outstanding  during the period  entitled to receive  dividends  and includes  dividends and interest earned during the period  attributable  to that Fund minus expenses  accrued for the period attributable to that Fund, net of reimbursements.

This calculation can be expressed as follows:

YIELD = 2 [(a-b + 1)6 - 1]
          cd

   Where: a =   dividends and interest earned during the period.

          b =   expenses accrued for the period (net of reimbursements).

          c =   the average daily number of shares outstanding during the period that were entitled to receive dividends.

          d =   Maximum offering price per share on the last day of the period.

                                       21

For the purpose of determining  net  investment  income earned during the period
(variable "a" in the formula),  dividend  income on equity  securities held by a
Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the  security  is in the  portfolio.  A Fund  calculates  interest earned on any debt  obligations  held in its portfolio by computing the yield to maturity  of each  obligation  held  by it  based  on the  market  value  of the obligation  (including  actual accrued interest) at the close of business on the last  business  day of each month,  or, with  respect to  obligations  purchased during the month, the purchase price (plus actual accrued interest) and dividing the  result by 360 and  multiplying  the  quotient  by the  market  value of the obligation  (including  actual  accrued  interest)  in  order to  determine  the interest income on the obligation for each day of the subsequent  month that the obligation is in the portfolio. For purposes of this calculation,  it is assumed that each month  contains 30 days.  The  maturity of an  obligation  with a call provision  is the next  call  date on which  the  obligation  reasonably  may be expected  to be called or, if none,  the  maturity  date.  With  respect to debt obligations  purchased at a discount or premium, the formula generally calls for amortization  of the  discount or premium.  The  amortization  schedule  will be adjusted  monthly  to  reflect  changes  in  the  market  values  of  such  debt obligations.

Average Annual Total Return

Average  annual  total  return  quotations  used in the Fund's  advertising  and promotional materials are calculated according to the following formula:

P(1+T)n  =  ERV

where "P" equals a hypothetical  initial  payment of $1,000;  "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical  $1,000 payment made at the beginning of the period.

Under the foregoing formula,  the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the  advertising  for  publication.  Average annual total return,  or "T" in the above formula,  is computed by finding the average annual compounded  rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where "P" equals a hypothetical  initial payments of $1,000;  "T" equals average annual  total  return;  "n" equals the  number of years;  and "ATVD"  equals the ending  redeemable  value  at the end of the  period  of a  hypothetical  $1,000 payment made at the  beginning of the period after taxes on  distributions,  not after taxes on redemption

Dividends and other  distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the advisers.

                                       22

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where "P" equals a hypothetical  initial payments of $1,000;  "T" equals average annual  total  return;  "n" equals the number of years;  and "ATVDR"  equals the ending  redeemable  value  at the end of the  period  of a  hypothetical  $1,000 payment made at the  beginning of the period  after taxes on  distributions  and redemption.

Dividends and other  distributions are assumed to be reinvested in shares at the prices in effect on the  reinvestment  dates.  ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the advisers.

Other Information

The  Funds'  performance  data  quoted  in  advertising  and  other  promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate,  and an investor's  redemption  proceeds may be more or less than the original investment amount.

If permitted by  applicable  law, the Funds may  advertise  the  performance  of registered  investment  companies  or  private  accounts  that  have  investment objectives, policies and strategies substantially similar to those of the Funds.

Comparison of Fund Performance

The  performance  of the  Funds  may be  compared  to data  prepared  by  Lipper
Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc.,
the Donoghue Organization,  Inc. or other independent services which monitor the performance of investment  companies,  and may be quoted in advertising in terms of its  ranking  in each  applicable  universe.  In  addition,  the Fund may use performance  data  reported in financial  and industry  publications,  including
Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money
Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The  Funds  may  from  time to time  use the  following  unmanaged  indices  for performance comparison purposes:

o    S&P 500(R)- The S&P  500(R)is an index of 500 stocks  designed to mimic the overall  equity  market's  industry  weightings.  Most,  but not all, large capitalization  stocks  are  in  the  index.  There  are  also  some  small capitalization  names in the index.  The list is  maintained  by Standard &
     Poor's Corporation.  It is market capitalization weighted. There are always
     500 issuers in the S&P 500. Changes are made by S&P as needed.

o    Russell 1000  Value(R)-  The Russell 1000  Value(R)Index  consists of those
     securities   in  the  Russell   1000(R)with  a   less-than-average   growth
     orientation.  Companies in this index generally have low  price-to-book and price/earnings  ratios, higher dividend yields, and lower forecasted growth values.

                                       23

o    Russell 2500  Value(R)- The Russell 2500  Value(R)Index  consists of stocks from the Russell 2500(R)Index with a less-than-average  growth orientation.
     The stocks are also  members of the Russell 1000  Value(R)and  Russell 2000
     Value(R)indexes.

o    Lehman  Brothers  Intermediate   Government  Credit  Index(R)-  the  Lehman
     Brothers  Intermediate  Government Credit Index is a weighted  composite of maturities between one and ten years in (i) the Lehman Brothers  Government
     Bond Index,  which a widely  accepted,  unmanaged  index of government  and corporate bond market performance composed of U.S. government, treasury and
     agency    securities,    fixed-income    securities   and    nonconvertible
     investment-grade corporate debt, with an average maturity of 1-10 years.

Independent Auditors
--------------------------------------------------------------------------------

[Independent  Auditors,  Address],  serves as the Funds'  independent  auditors, whose services include  examination of the Funds'  financial  statements and the performance of other related audit and tax services.

Legal Counsel
--------------------------------------------------------------------------------

Stradley  Ronon Stevens & Young,  LLP, 2600 One Commerce  Square,  Philadelphia,
Pennsylvania 19103 serves as the Funds' legal counsel.

                                       24

Financial Statements
--------------------------------------------------------------------------------

[Audited financial statements will be filed by a pre-effective amendment.]

Appendix
--------------------------------------------------------------------------------

Standard & Poor's Corporate Bond Rating Definitions

AAA-Debt  rated "AAA" has the highest  rating  assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA-Debt  rated  "AA"  has a very  strong  capacity  to pay  interest  and  repay principal and differs from the higher-rated issues only in small degree.

A-Debt  rated "A" has a strong  capacity to pay  interest  and repay  principal, although it is somewhat more  susceptible  to the adverse  effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate  capacity to pay interest
and  repay  principal.   Whereas  it  normally  exhibits   adequate   protection
parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly  speculative  with  respect to capacity to pay  interest and repay principal in accordance  with the terms of the  obligation.  "BB"  indicates the lowest degree of speculation and "CC" the highest degree of  speculation.  While such debt will likely have some quality and  protective  characteristics,  these are  outweighed  by large  uncertainties  of major  risk  exposures  to  adverse conditions.

CI-The  rating "CI" is reversed  for income  bonds on which no interest is being paid.

D-Debt  rated "D" is in default,  and payment of interest  and/or  repayment  of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest  degree of investment  risk and are generally  referred to as "gilt edged." Interest  payments are protected by a large or an  exceptionally  stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be  visualized  are most  unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards.
Together  with  the Aaa  group,  they  comprise  what  are  generally  known  as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade  obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds  which are rated  "Baa" are  considered  as  medium-grade  obligations
(i.e., they are neither highly protected nor poorly secured).  Interest payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have  speculative  elements;  their future cannot  be  considered  well  assured.  Often the  protection  of  interest  and principal  payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position  characterizes bonds in this class.

                                       25

B-Bonds  which are rated  "B"  generally  lack  characteristics  of a  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds  which are rated  "Caa" are of poor  standing.  Such  issues may be in default or there may be present  elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds  which are rated "C" are the lowest rated class of bonds,  and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds  considered to be investment  grade and of the highest credit quality.
The  obligor  has an  exceptionally  strong  ability to pay  interest  and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality.  The obligor's  ability to pay interest and repay principal is very strong,  although not quite as strong as bonds rated "AAA."  Because  bonds rated in the "AAA" and
"AA"  categories  are  not  significantly   vulnerable  to  foreseeable   future
developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds  considered  to be  investment  grade and of high  credit  quality.  The obligor's ability to pay interest and repay principal is considered  strong, but
may  be  more  vulnerable  to  adverse   changes  in  economic   conditions  and
circumstances than bonds with higher ratings.

BBB-Bonds  considered to be investment grade and of satisfactory credit quality.
The  obligor's  ability to pay interest and repay  principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds,  and therefore  impair timely payment.  The  likelihood  that the  ratings  of these  bonds  will  fall  below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered  speculative.  The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.  However, business and financial  alternatives  can be  identified  which could assist the obligor in satisfying its debt service requirements.

B-Bonds  are  considered  highly  speculative.  While  bonds in this  class  are currently meeting debt service requirements, the probability of continued timely payment of principal  and  interest  reflects the  obligor's  limited  margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable  characteristics which, if not remedied, may lead to  default.  The  ability to meet  obligations  requires  an  advantageous business and economic environment.

CC-Bonds  are  minimally  protected.  Default  in  payment  of  interest  and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments.  Such bonds  are  extremely  speculative  and  should  be valued on the basis of their ultimate recovery value in liquidation or  reorganization of the obligor.  "DDD"
represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                                       26

                              First Fiduciary Trust
                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a) Articles of Incorporation.

     (1)  Certificate of Trust-- Filed herewith.

     (2)  Agreement and Declaration of Trust-- Filed herewith.

(b)  Bylaws-- To be filed by amendment.

(c)  Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreement and Declaration of Trust.

(d)  Investment Advisory Agreements.

     (1)  Form of Investment Management Agreement-- Filed herewith.

     (2)  Form of Sub-Advisory Agreement-- Filed herewith.

(e)  Form of Distribution Agreement-- To be filed by amendment.

(f)  Bonus or Profit Sharing Contracts-- Not applicable.

(g)  Custody Agreement-- To be filed by amendment.

(h)  Other Material Contracts

     (1)  Form of Fund  Administration  Servicing  Agreement--  To be  filed  by amendment.

     (2)  Form of Transfer Agent Servicing Agreement-- To be filed by amendment.

     (3)  Form  of  Fund  Accounting  Servicing   Agreement--  To  be  filed  by
          amendment.

     (4)  Form of MFx Access Agreement-- To be filed by amendment.

     (5)  Expense Waiver Agreements

          (i)  Form of  Expense  Waiver  Agreement  with  Financial  Counselors,
               Inc.-- Filed herewith.

          (ii) Form of Expense Waiver  Agreement with Eveans Bash Klein,  Inc.--
               Filed herewith.

     (6)  Power of Attorney-- To be filed by amendment.

(i)  Opinion and Consent of Counsel-- To be filed by amendment.

(j)  Consent of Independent Public Accountants-- To be filed by amendment.

(k)  Omitted Financial Statements-- Not applicable.

(l)  Agreement Relating to Initial Capital-- To be filed by amendment.

(m)  Rule 12b-1 Plan-- To be filed by amendment.

(n)  Rule 18f-3 Plan-- Not applicable.

(o)  Reserved.

(p)  Code of Ethics-- To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly  controlled by or under common  control with the Registrant.

Item 25. Indemnification.

Under  the  terms  of  the  Delaware   Statutory  Trust  Act  ("DSTA")  and  the
Registrant's  Agreement and Declaration of Trust  ("Declaration  of Trust"),  no
officer or trustee of the Registrant shall have any liability to the Registrant, its  shareholders,  or any other  party for  damages,  except to the extent such limitation of liability is precluded by Delaware law, the  Declaration  of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust,
DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee,  beneficial  owner or other  person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees,  when acting in such capacity, from liability to any person other  than  the  Registrant  or  beneficial  owner  for any  act,  omission  or obligation  of the  Registrant  or any  trustee  thereof,  except  as  otherwise provided in the Declaration of Trust.

[Reference is made to Article X of the Registrant's Declaration of Trust.]

[Indemnification   of   Investment   Adviser,   Sub-Adviser,   Distributor   and
Administrator to be provided.]

     Pursuant to Rule 484 under the  Securities  Act of 1933,  as  amended,  the
Registrant furnishes the following undertaking:  "Insofar as indemnification for liability  arising under the Securities Act of 1933 (the "Act") may be permitted to trustees,  officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the  Securities  and  Exchange  Commission  such  indemnification  is against public policy as expressed in the Act and is, therefore,  unenforceable.
In the event that a claim for  indemnification  against such liabilities  (other than the payment by the  Registrant  of expenses  incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee,  officer or controlling person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser.

     Financial Counselors, Inc. (FCI) and Eveans Bash Klein, Inc. (EBK) serve as the investment  advisers for the Registrant.  The business and other connections of FCI and EBK are be set  forth in their  respective  Uniform  Application  for
Investment Adviser  Registration  ("Form ADV") (FCI - File No. 801-48195;  EBK -
File No. 801-39348) as filed with the SEC.

Item 27. Principal Underwriter.

(a)  Quasar Distributors,  LLC, 615 East Michigan Street, Milwaukee,  Wisconsin,
     53202,  the  Distributor  for  shares of the  Registrant,  will also act as principal underwriter for the following other investment companies:

Advisors Series Trust                      Investors Research Fund, Inc.
AHA Investment Funds                       IPS Funds
Alpine Equity Trust                        Jacob Internet Fund
Alpine Series Trust                        The Jensen Portfolio, Inc.
Brandes Investment Trust                   Kayne Anderson Mutual Funds
Brandywine Advisors Fund, Inc.             Kit Cole Investment Trust
Builders Fixed Income Fund, Inc.           Light Revolution Fund, Inc.
CCM Advisors Funds                         The Lindner Funds
CCMA Select Investment Trust               LKCM Funds
Country Mutual Funds                       Monetta Fund, Inc.
Cullen Funds Trust                         Monetta Trust, Inc.
The Dessauer Global Equity Fund            MUTUALS.com
Everest Funds                              MW Capital Management Funds
First American Funds, Inc.                 PIC Investment Trust
First American Insurance Portfolios, Inc.  Professionally Managed Portfolios
First American Investment Funds, Inc.      Purisima Funds Trust
First American Strategy Funds, Inc.        Quintara Funds
First American Closed End Funds            Rainier Investment Management Mutual Funds
FFTW Funds, Inc.                           RNC Mutual Fund Group, Inc.
Fleming Mutual Fund Group, Inc.            SAMCO Funds, Inc.
Fort Pitt Capital Funds                    SEIX Funds, Inc.
Glenmede Fund, Inc.                        TIFF Investment Program, Inc.
Harding, Loevner Funds, Inc.               Trust for Investment Managers
Hennessy Funds, Inc.                       TT International U.S.A. Master Trust
The Hennessy Mutual Funds, Inc.            Wexford Trust
Guinness Atkinson Funds                    Zodiac Trust

(b)  To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal         Position and Offices with Quasar  Positions and Offices with
Business Address           Distributors, LLC                 Registrant

-------------------------- --------------------------------- ------------------------------
James R. Schoenike         President, Board Member           None
-------------------------- --------------------------------- ------------------------------
Donna J. Berth             Treasurer                         None
-------------------------- --------------------------------- ------------------------------
Michael Zielinski          Secretary                         None
-------------------------- --------------------------------- ------------------------------
Joe Redwine                Board Member                      None
-------------------------- --------------------------------- ------------------------------
Bob Kern                   Board Member                      None
-------------------------- --------------------------------- ------------------------------
Eric W. Falkeis            Board Member                      None
-------------------------- --------------------------------- ------------------------------

The address of each of the  foregoing is 615 East  Michigan  Street,  Milwaukee,
Wisconsin, 53202.

     (c) The following table sets forth the  commissions and other  compensation received,  directly or indirectly,  from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.

             (1)                      (2)              (3)             (4)          (5)
                               Net Underwriting  Compensation on
                                 Discounts and    Redemption and    Brokerage      Other
Name of Principal Underwriter     Commission       Repurchases     Commissions Compensation
------------------------------ ---------------- ---------------- ------------- -------------
Quasar Distributors, LLC             None             None            None         None

Item 28.  Location of Accounts and Records.

     The books and records  required to be  maintained  by Section  31(a) of the
Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                       Are located at:

Registrant's Fund Administrator,           U.S. Bancorp Fund Services, LLC
Fund Accountant, and Transfer Agent        615 East Michigan Street
                                           Milwaukee, WI  53202

Registrant's Investment Adviser            Eveans Bash Klein, Inc.
                                           7500 College Boulevard, Suite 1212
                                           Overland Park, Kansas 66210

                                           Financial Counselors, Inc.
                                           442 West 47th Street
                                           Kansas City, Missouri 64112

Registrant's Custodian                     The Northern Trust Company
                                           50 South LaSalle Street
                                           Chicago, Illinois 60675

Item 29.  Management Services Not Discussed in Parts A and B.

          None.

Item 30.  Undertakings.

          Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed below on its behalf by the  undersigned,  duly  authorized,  in the
City of  Cambridge  and the State of  Massachusetts  on the 10th day of October,
2003.

                                            First Fiduciary Trust

                                        By: /s/ Bradley A. Bergman
                                            Bradley A. Bergman
                                            President

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below on October 10, 2003 by the following  persons in the capacities indicated.

Signature                           Title                       Date

/s/ Bradley A. Bergman         President and Trustee       October 10, 2003
Bradley A. Bergman

EXHIBIT INDEX

      Exhibit                                             Exhibit No.

      Certificate of Trust                                EX-99.a.1
      Agreement and Declaration of Trust                  EX-99.a.2
      Form of Investment Management Agreement             EX-99.d.1
      Form of Sub-Advisory Agreement                      EX-99.d.2
      Form of Expense Waiver Agreement with FCI           EX-99.h.5.i
      Form of Expense Waiver Agreement with EBK           EX-99.h.5.ii